As filed with the Securities and Exchange Commission December 18, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. __	[ ]

(Check appropriate box or boxes)

ACADEMY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

(215) 979-3750
(Registrant's Area Code and Telephone Number)

325 Chestnut Street, Suite 512, Philadelphia, PA 19106
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Corporation Service Company,  2711 Centerville Road, Suite 400
Wilmington, New Castle County, Delaware 19808
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

With Copies to:
Jonathan M. Kopcsik, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Investor Class shares of beneficial interest, without par value, of the Innovator McKinley Income Fund.  No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 17, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

PROFESSIONALLY MANAGED PORTFOLIOS
McKinley Diversified Income Fund

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963

January [19], 2016

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of the McKinley Diversified Income Fund (the “Target Fund”), a series of Professionally Managed Portfolios (“PMP”), will be held on [January 28], 2016, at the principal executive offices of U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741, at 9:00 a.m. Pacific time (the “Meeting”).  The purpose of the Meeting is to vote on a proposal to reorganize the Target Fund into the Innovator McKinley Income Fund (the “Acquiring Fund”), a series of Academy Funds Trust (the “Academy Trust”). If shareholders approve the proposal, holders of both Investor Class and Institutional Class shares of the Target Fund will be issued Investor Class shares of the Acquiring Fund (“Acquiring Fund Shares”), upon the closing of the reorganization, and will become shareholders of the Acquiring Fund.

McKinley Capital Management, LLC (“McKinley”), as the Target Fund’s investment adviser, believes that reorganizing the Target Fund into the Acquiring Fund may benefit shareholders by providing them with a fund with marginally lower operating expenses and with access to the Academy Trust’s larger distribution platform, which could provide potential asset growth opportunities which, if realized, may result in greater efficiencies and economies of scale.  The Target Fund’s investment objective and its investment strategies and policies are substantially similar to those of the Acquiring Fund. McKinley has served as the sole subadviser of the Acquiring Fund, subject to the supervision of Innovator Management LLC (“Innovator”), the investment adviser to the Acquiring Fund, and the oversight of the Board of Trustees of the Academy Trust (the “Academy Board”), since July 13, 2015.  McKinley does not expect that the proposed reorganization will result in a change in the day-to-day management of the portfolio.  The proposed reorganization has been reviewed and approved by each of the Board of Trustees of PMP (“PMP Board”) and the Academy Board.  The PMP Board recommends that you vote FOR the proposed reorganization.

If you are a shareholder of record of the Target Fund as of the regular close of business of the New York Stock Exchange on December 31, 2015, you have the opportunity to vote on the proposal.  This package contains notice of the Meeting, information about the proposal and the materials to use when casting your vote.  If the Target Fund’s shareholders vote to approve the reorganization, shareholders of the Target Fund will receive corresponding Acquiring Fund Shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the reorganization.

More information on the specific details of and reasons for the reorganization is contained in the enclosed Combined Proxy Statement/Prospectus.  Please read the enclosed materials carefully and cast your vote on the Proxy Card.  Please vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be.

If you have any questions before you vote, please call 1-888-458-1963.  Thank you for your participation in this important initiative.

Sincerely,

[INSERT NAME]
[INSERT TITLE]
McKinley Capital Management, LLC

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A Proxy Card is enclosed along with the Combined Proxy Statement/Prospectus.

VOTING IS QUICK AND EASY.  YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

To secure the largest possible representation at the Meeting, please vote via the Internet or by telephone, or mark, sign and return your Proxy Card.  If you sign, date and return the Proxy Card but give no voting instructions, your shares will be voted “FOR” the proposal indicated on the card. You may revoke your proxy at any time at or before the Meeting.

Please vote your shares today.

You may vote by:

•	Internet: you may vote over the Internet by following the instructions on the enclosed Proxy Card.

•	Telephone: please have the Proxy Card available, call the number on the enclosed card and follow the instructions.

•	Mail: sign and return the enclosed Proxy Card in the prepaid envelope provided if you have received this Combined Proxy Statement/Prospectus by mail.

If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, reminding you to vote.

THE PMP BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

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INSTRUCTIONS FOR SIGNING PROXY CARD(S)

The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card properly.

1. Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card.

2. Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card.

3. All other accounts: The capacity of the individual signing the Proxy Card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid signature
Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

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PROFESSIONALLY MANAGED PORTFOLIOS
McKinley Diversified Income Fund

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [JANUARY 28], 2016

Important notice regarding the availability of proxy materials for the shareholder meeting to be held on [January 28] , 2016:  The notice of special meeting of shareholders, combined proxy statement/prospectus and form of proxy are available on the Internet at [ ]. The form of proxy on the Internet site cannot be used to cast your vote.

To the shareholders of the McKinley Diversified Income Fund, a series of Professionally Managed Portfolios, a Massachusetts business trust (“PMP”):

NOTICE IS HEREBY GIVEN that PMP will hold a Special Meeting of Shareholders (the “Meeting”) for the McKinley Diversified Income Fund (the “Target Fund”) on [January 28] , 2016, at the principal executive offices of U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741, at 9:00 a.m. Pacific time. The purpose of the Meeting is to consider and act upon the following proposals:

1.
To consider the approval of an Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition by Academy Funds Trust, a Delaware statutory trust (the “Academy Trust”), on behalf of its series, the Innovator McKinley Income Fund (the “Acquiring Fund”), of all of the assets of both the Investor Class and Institutional Class shares of the Target Fund, in exchange solely for Investor Class shares of beneficial interest, no par value, of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Academy Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as practicable after the closing (the “Proposal”).

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

A copy of the form of Plan, which more completely describes the Proposal, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.

Shareholders of record of the Target Fund at the regular close of business of the New York Stock Exchange on December 31, 2015, are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof.  Each share of the Target Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.

The Board of Trustees of PMP recommends that the shareholders of the Target Fund vote FOR the Proposal.

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By order of the Board of Trustees of PMP,

Elaine E. Richards
Secretary of Professionally Managed Portfolios
January [19], 2016

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card. Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

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COMBINED PROXY STATEMENT/PROSPECTUS
DATED JANUARY [19], 2016

McKinley Diversified Income Fund
(A series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963

Innovator McKinley Income Fund
(A series of Academy Funds Trust)

325 Chestnut Street, Suite 512
Philadelphia, PA  191061-877-386-3890

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a special meeting of the shareholders (the “Meeting”) of the McKinley Diversified Income Fund (the “Target Fund”), a series of Professionally Managed Portfolios (“PMP”).

At the Meeting, shareholders of the Target Fund (“Target Fund Shareholders” or “Shareholders”) will be asked to consider the approval of an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into the Innovator McKinley Income Fund (the “Acquiring Fund”), a series of Academy Funds Trust (the “Academy Trust”), as described more fully in the Plan (the “Reorganization”).  The Target Fund and Acquiring Fund may each be referred to herein as a “Fund” or may be collectively referred to herein as the “Funds.”

If the Target Fund Shareholders approve the Reorganization, on the effective date of the Reorganization, both the  Investor Class and Institutional Class shareholders of the Target Fund will be issued Investor Class shares of the Acquiring Fund (“Acquiring Fund Shares”) in exchange for their shares in the Target Fund.  Investor Class and Institutional Class Shareholders of the Target Fund will thereafter become Investor Class shareholders of the Acquiring Fund.

The Meeting will be held at the principal executive offices of U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741, at 9:00 a.m. Pacific time on [January 28], 2016.  The Board of Trustees of PMP (“PMP Board” or “PMP Trustees”) is soliciting these proxies on behalf of the Target Fund.  The PMP Board believes that the proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.  This Proxy Statement/Prospectus will first be sent to Target Fund Shareholders on or about January [19], 2016.

The Target Fund and Acquiring Fund are each registered, open-end management investment companies (more commonly referred to as “mutual funds”).  If the Target Fund Shareholders vote to approve the Plan, they will receive Acquiring Fund Shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan.  After the Acquiring Fund Shares are distributed, the Target Fund will be liquidated and dissolved.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganization and the Acquiring Fund that you should know before voting.

You should retain this Proxy Statement/Prospectus for future reference.  Additional information about the Target Fund, the Acquiring Fund and the proposed Reorganization can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and which are incorporated by reference into this Proxy

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Statement/Prospectus, which means that these documents are considered legally to be part of the Proxy Statement/Prospectus:

•
The prospectus of the Target Fund, dated March 27, 2015, as supplemented (File No. 811-05037; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0000894189-15-001535) (the “Target Fund Prospectus”);

•
The prospectus of the Investor Class shares of the Acquiring Fund, dated March 30, 2015, as supplemented and amended to date (File No. 811-22135; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001137439-15-000051), which is also enclosed herewith (the “Acquiring Fund Prospectus”);

•
The financial statements, financial highlights and related report of the independent registered public accounting firm for the Target Fund included in its Annual Report to Shareholders for the fiscal year ended November 30, 2014 and its Semi-Annual Report to Shareholders, for the six month period ended May 31, 2015, which is unaudited;

•
The financial statements, financial highlights and related report of the independent registered public accounting firm for the Acquiring Fund included in its Annual Report to Shareholders for the fiscal period ended November 30, 2014 and its Semi-Annual Report to Shareholders, for the six month period ended May 31, 2015, which is unaudited; and

•	A statement of additional information (“SAI”) dated January [19], 2016 (File No.[ ]), relating to this Proxy Statement/Prospectus.

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling [_______] or online [_________].

You may obtain copies of the Target Fund Prospectus, related SAI, or annual or semi-annual reports without charge by contacting the Target Fund at 1-888-458-1963, on the Target Fund’s website at www.mckinleycapitalfunds.com, or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

The Acquiring Fund Prospectus, which, in addition to the SAI of the Acquiring Fund,  accompanies this Proxy Statement/Prospectus, is intended to provide you with additional information about the Acquiring Fund and the Acquiring Fund Shares.  You may obtain copies of the Acquiring Fund Prospectus, related SAI, or annual or semi-annual reports without charge by calling 1-877-386-3890, on the Acquiring Fund’s Internet website at www.innovatorfunds.com, or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF YOUR INVESTMENT.

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TABLE OF CONTENTS

OVERVIEW	3
On what proposal am I being asked to vote?	3
Why is the Reorganization being proposed?	4
Has the PMP Board approved the Reorganization?	4
Will the portfolio management of the Target Fund change?	4
What is the anticipated timing of the Reorganization?	5
Who will bear the expenses associated with the Reorganization?	5
What are the federal income tax consequences of the Reorganization?	5
How will the number of Acquiring Fund Shares that I will receive be determined?	5
How do the fees of the Acquiring Fund compare to those of the Target Fund?	6
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?	6
How do the distribution procedures of the Acquiring Fund compare to those of the Target Fund?	6
How do the share purchase, redemption and exchange procedures of the Acquiring Fund compare to those of the Target Fund?	6
Are the investment objectives and strategies of the Acquiring Fund similar to the investment objective and strategies of the Target Fund?	6
Do the fundamental investment policies differ between the Target Fund and the Acquiring Fund?	7
Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the Acquiring Fund?	7
How many votes am I entitled to cast?	7
How do I vote my shares?	7
What are the quorum and approval requirements for the Reorganization?	7
What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?	7
What happens if the Reorganization is not approved by Target Fund Shareholders?	8
COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND	8
Comparison of Investment Objectives, Strategies and Risks	8
Comparison of Fees and Expenses Tables	10
Comparison of Fundamental and Non-Fundamental Investment Policies	13
Comparison of Portfolio Turnover	13
Comparison of Fund Performance	13
Comparison of Investment Advisers and Other Service Providers	15
Comparison of Share Classes and Distribution Arrangements	17
Comparison of Purchase, Redemption, and Exchange Procedures	18
Comparison of Dividend and Distribution Policies and Fiscal Years	20
Comparison of Business Structures, Shareholder Rights and Applicable Law	21
BOARD CONSIDERATIONS	25
THE PROPOSED REORGANIZATION	27
Agreement and Plan of Reorganization	27
Description of the Securities to be Issued	28
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION	28
PRO FORMA CAPITALIZATION	30
ADDITIONAL INFORMATION ABOUT THE FUNDS	30
Financial Highlights	30
VOTING INFORMATION	31
Solicitation of Votes	32
Quorum and Voting Requirements	32
Effect of Abstention and Broker “Non-Votes”	32
Adjournment	33
Other Matters	33
Future Shareholder Proposals	33

Record Date and Outstanding Shares	33
WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS	35
APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B – ACQUIRING FUND SHARES’ FINANCIAL HIGHLIGHTS	B-1

OVERVIEW

The following is a brief overview of the proposal to be voted upon at the Meeting scheduled for [January 28], 2016.   Your vote is important. Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as in the Plan, the Target Fund Prospectus, the Acquiring Fund Prospectus, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.

Target Fund Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectus and the Acquiring Fund Prospectus (which is included herewith) carefully for more complete information.  If you need another copy of the Proxy Statement/Prospectus, please call PMP at 1-888-458-1963 (toll free).

You should be aware that the founder of McKinley Capital Management, LLC (“McKinley”) has the voting authority of over 50% of the Target Fund’s outstanding shares as of the Record Date (as defined below), and such shares are expected to be voted in favor of the Proposal (as defined below), which will ensure that a quorum is reached and control the outcome of the vote.  In addition, you should be aware that, pursuant to the Acquiring Fund’s conversion privileges described in the “Comparison of Purchase, Redemption and Exchange Procedures” section below, such shareholder expects to convert out of Investor Class shares of the Acquiring Fund into Institutional Class shares of the Acquiring Fund after the closing of the Reorganization.

On what proposal am I being asked to vote?

As a Target Fund Shareholder, you are being asked to vote on the approval of an Agreement and Plan of Reorganization.  The Plan provides for: (i) the acquisition by the Academy Trust, on behalf of the Acquiring Fund, of all of the assets of both the Investor Class and Institutional Class shares of the Target Fund, in exchange solely for Investor Class shares of beneficial interest, no par value, of the Acquiring Fund and the assumption by the Academy Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (ii) the pro rata distribution of the Acquiring Fund Shares to the Target Fund Shareholders according to their interests in complete liquidation of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund as soon as practicable after the closing (the “Proposal”).

The Acquiring Fund is a series within Academy Trust.  The Target Fund’s investment adviser, McKinley, has also served as the sole subadviser of the Acquiring Fund since July 13, 2015, subject to the supervision of Innovator Management LLC (“Innovator”), the investment adviser to the Acquiring Fund, and the oversight of the Board of Trustees of the Academy Trust (the “Academy Board” or “Academy Trustees”).  The current portfolio managers of the Target Fund have also served as the sole portfolio managers of the Acquiring Fund since July 13, 2015.  McKinley does not expect that the Reorganization will result in a change in the day-to-day management of the portfolio, as the same persons currently responsible for the day-to-day management of the Target Fund are also responsible for the day-to-day management of the Acquiring Fund.  In addition, the investment objective and the investment strategies and policies of the Target Fund and Acquiring Fund are substantially similar.  The Reorganization will result in a change in the role played by McKinley, from that of investment adviser to the Target Fund to that of investment sub-adviser to the Acquiring Fund.

As a result of the Reorganization (if approved by Target Fund Shareholders), each Target Fund Shareholder will become a shareholder of the Acquiring Fund and will receive Acquiring Fund Shares having a total dollar value equal to the total dollar value of the corresponding shares such shareholder held in the Target Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan. Target Fund Shareholders will benefit from a tax-free exchange of their Target Fund shares for Acquiring Fund shares.

Target Fund Shareholders who do not wish to have their Target Fund shares exchanged for shares of the Acquiring Fund as part of the Reorganization should redeem their shares prior to the completion of the Reorganization.  If you redeem your shares, you generally will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them at redemption.  If, instead, you receive Acquiring Fund Shares in exchange for your Target Fund shares as part of the Reorganization, you generally will not recognize any taxable gain or loss on such exchange, but you generally will recognize a taxable gain or loss if you redeem your Acquiring Fund Shares after the Reorganization.  For more information about the tax consequences of the Reorganization, please refer to the “Federal Income Tax Consequences of the Reorganization” section below.

The Plan is subject to certain closing conditions and may be terminated at any time by PMP and by the Academy Trust, under certain conditions, including a determination by the PMP Board or the Academy Board that the Plan is no longer in the best interests of their respective shareholders.

You should review the Acquiring Fund Prospectus for more information about the Acquiring Fund and the Target Fund Prospectus for more information about the Target Fund, which have been incorporated by reference into this Proxy Statement/Prospectus.  In addition, a copy of the Acquiring Fund Prospectus and its SAI accompany this Proxy Statement/Prospectus.  For more information regarding shareholder approval of the Reorganization, please refer to the “The Proposed Reorganization” and “Voting Information” sections below.  A form of Plan is attached hereto as Appendix A to this Proxy Statement/Prospectus.  For more information regarding the calculation of the number of Acquiring Fund Shares to be issued, please refer to the “How will the number of Acquiring Fund Shares that I will receive be determined?” section below.

Why is the Reorganization being proposed?

McKinley has determined, and advised the PMP Board, that the Target Fund has not attained a sufficient size to become economically viable for McKinley to support over the longer term.  McKinley believes that the Target Fund has limited prospects for future growth and that, at current asset levels, McKinley cannot continue indefinitely to reimburse Target Fund expenses to the extent necessary for the Target Fund to maintain a competitive expense ratio. As a result, McKinley believes that it is necessary to enhance the distribution opportunities available to the Target Fund.  McKinley believes that reorganizing the Target Fund into the Acquiring Fund may be beneficial to Target Fund Shareholders as the Acquiring Fund’s total operating expenses are currently marginally lower (after waivers and reimbursement) and by providing access to the Academy Trust’s larger distribution platform, which could provide potential asset growth opportunities for the Fund and allowing the Fund to realize greater efficiencies and economies of scale that could in the future be shared with shareholders.  In addition, Target Fund Shareholders would have the opportunity to continue their investment in a mutual fund format with substantially similar investment objective, strategies and policies, and the same portfolio managers.  Accordingly, McKinley proposed that the PMP Board approve the Reorganization.  In approving the Reorganization, the PMP Board proposed, and Innovator agreed, that Innovator would waive its fees or reimburse the Acquiring Fund for its expenses to the extent necessary to limit the Acquired Fund’s Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement to the level reflected in the “Comparison of Fee Tables” below (which are lower than the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements for Investor Class shares and the same as for Institutional Class shares) for a period of two years following the closing of the Reorganization. For more information regarding the PMP Board’s approval of the Reorganization, please refer to the “Board Considerations” section below.

Has the PMP Board approved the Reorganization?

The PMP Board has approved the Reorganization and the Plan and recommends that you vote in favor of the proposed Reorganization.  For the reasons set forth below, the PMP Board believes that the proposed Reorganization is in the best interests of the Target Fund and its Shareholders, and that the interests of Target Fund Shareholders will not be diluted as a result of the Reorganization. For information regarding the factors that were considered by the PMP Board, please refer to the section below entitled “Board Considerations.”  The PMP Board recommends that you vote FOR the proposed Reorganization.

Will the portfolio management of the Target Fund change?

No.  While Innovator is the investment adviser to the Acquiring Fund, McKinley currently serves as sub-adviser to the Acquiring Fund and the same persons who provide the day-to-day portfolio management to the Target Fund provide those same services to the Acquiring Fund.

Innovator serves as investment adviser to the Acquiring Fund and manages the investment of the Acquiring Fund’s assets and supervises the daily business affairs of the Acquiring Fund, subject to the oversight of the Academy Board.  Innovator also evaluates and monitors the performance of McKinley.  The Academy Trust and Innovator have received an exemptive order from the SEC for a multi-manager structure (the “Manager of Managers Order”) that allows Innovator to hire, replace or terminate an unaffiliated subadviser, such as McKinley, with the approval of the Academy

Board but without the approval of shareholders. The Manager of Managers Order also allows Innovator to amend a subadvisory agreement with an unaffiliated subadviser with the approval of the Academy Board but without shareholder approval.  Although the Manager of Managers Order applies to the Acquiring Fund, Innovator does not have any current intention of replacing or terminating McKinley as subadviser to the Acquiring Fund in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Fund’s subadviser(s).

What is the anticipated timing of the Reorganization?

The Reorganization of the Target Fund into the Acquiring Fund is currently scheduled to take place as of the opening of business on [January 29], 2016, or such other date and time as the parties may agree (the “Closing Date”).

Who will bear the expenses associated with the Reorganization?

The costs of the solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to Target Fund Shareholders all materials relating to this Proxy Statement/Prospectus and soliciting Target Fund Shareholder votes, as well as the conversion costs associated with the Reorganization, will be allocated equally between McKinley and Innovator.  Neither the Target Fund nor the Acquiring Fund will bear any related costs of the Reorganization.  In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of PMP and the Academy Trust, McKinley and Innovator and their affiliates, or, if necessary, a communications firm retained for this purpose.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Target Fund and Acquiring Fund receive a satisfactory opinion of counsel generally to the effect that the Reorganization will be tax-free for U.S. federal income tax purposes, as described in more detail in the section entitled “Federal Income Tax Consequences of the Reorganization” (although there can be no assurance that the Internal Revenue Service will agree with such opinion).  Accordingly, subject to the limited exceptions described below under the heading “Federal Income Tax Consequences of the Reorganization,” it is expected that no gain or loss will be recognized by the Target Fund or its Shareholders for U.S. federal income tax purposes as a direct result of the Reorganization.  In addition, the tax basis and holding period of a Shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund Shares the Shareholder receives as a result of the Reorganization.  At any time prior to the consummation of the Reorganization, Target Fund Shareholders may redeem their Target Fund shares, which would generally result in the recognition of gain or loss to such Shareholders for U.S. federal income tax purposes.

For more detailed information about the tax consequences of the Reorganization please refer to the “Federal Income Tax Consequences of the Reorganization” section below.

How will the number of Acquiring Fund Shares that I will receive be determined?

As a Target Fund Shareholder, you will receive a number of full and fractional Acquiring Fund Shares that will equal, in the aggregate, the value of your Target Fund Shares immediately prior to the Reorganization.  The number of Acquiring Fund Shares that the Target Fund Shareholders will receive will be determined by dividing the net asset value (“NAV”) per share of the applicable class of shares of the Target Fund as of the regular close of business of the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. ET) (“Close of Business”) on the valuation date, which shall be the same day as the Closing Date, absent any market disruptions as discussed in more detail in the Plan (“Valuation Date”), by the NAV per share of the Acquiring Fund Shares as of the Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of such class of the Target Fund, provided, however, that the number of Acquiring Fund Shares to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Fund, determined as of the Valuation Date, attributable to the class of shares of the Target Fund whose shareholders are receiving such shares, by the NAV per share of the Acquiring Fund Shares as of the Valuation Date.  The Acquiring Fund Shares received shall be distributed to the shareholders of the Target Fund of record as of the Close of Business on the Valuation Date.  The NAV per share of each class of the Target Fund, and the value of the Target Fund’s total net assets, will be computed in accordance with the valuation procedures set forth in the Target Fund Prospectus.  The NAV per share of the Acquiring Fund Shares will be computed in accordance with the valuation procedures set forth in the Acquiring Fund Prospectus.

How do the fees of the Acquiring Fund compare to those of the Target Fund?

The investment management fees of the Acquiring Fund (1.00%) are higher than the investment management fees of the Target Fund (0.80%).  The distribution and service fee (“12b-1 fee”) for the Investor Class of the Acquiring Fund is 0.10% of the average daily net assets of the Investor Class shares, which is lower than the 0.25% 12b-1 fee paid by the Target Fund’s Investor Class shareholders. The Target Fund’s Institutional Class shareholders do not currently pay a 12b-1 fee but will pay an ongoing 0.10% 12b-1 fee as shareholders of the Acquiring Fund’s Investor Class shares.

However, as a result of the Reorganization, Target Fund Shareholders can expect to experience lower total fund operating expenses and lower (i.e., with respect to the Investor Class shares of the Target Fund) or the same (i.e., with respect to the Institutional Class shares of the Target Fund) net expenses as a percentage of average daily net assets as shareholders in the Acquiring Fund after the Reorganization.  Innovator has agreed to waive its fees or reimburse the Acquiring Fund for its expenses to the extent necessary to limit the Acquired Fund’s Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement to the level reflected in the “Comparison of Fee Tables” below (which are lower than the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements for Investor Class shares and the same as for Institutional Class shares) for a period of two years following the closing of the Reorganization.

For more details, please see “Comparison of Fee Tables” and “Comparison of Investment Advisers and Other Service Providers” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?

No.  You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with the Reorganization, which means that the aggregate value of Acquiring Fund Shares issued to you in the Reorganization will be equal to the aggregate value of the Target Fund shares you own immediately prior to the Reorganization.

Please see the sections entitled “Comparison of Fee Tables,” and “Comparison of Purchase, Redemption and Exchange Procedures” below for more information.

How do the distribution procedures of the Acquiring Fund compare to those of the Target Fund?

Shares of the Target Fund and the Acquiring Fund are both sold on a continuous basis by Quasar Distributors, LLC (“Distributor”). For more information concerning the distribution procedures of the Target Fund and Acquiring Fund, please see the “Comparison of Share Classes and Distribution Arrangements” section below.

How do the share purchase, redemption and exchange procedures of the Acquiring Fund compare to those of the Target Fund?

The purchase, redemption and exchange features of the Acquiring Fund and the Target Fund are substantially similar.  For more information concerning the share purchase, redemption and exchange procedures of the Target Fund and the Acquiring Fund, please see the “Comparison of Purchase, Redemption and Exchange Procedures” section below.

Are the investment objectives and strategies of the Acquiring Fund similar to the investment objective and strategies of the Target Fund?

The investment objective of the Acquiring Fund is similar to the investment objective of the Target Fund.  The Target Fund seeks substantial current income and long-term capital appreciation, whereas the Acquiring Fund primarily seeks current income and, as a secondary objective, long-term capital appreciation.  The investment objective of each of the Funds is non-fundamental, which means that each Fund’s Board of Trustees may change the investment objective of the Fund without approval by shareholders of the Fund upon 60 days’ written notice to shareholders.  In addition, the investment strategies of the Acquiring Fund are substantially similar to those of the Target Fund.

For a detailed comparison of the Target Fund’s and Acquiring Fund’s investment objectives and strategies and a discussion of certain differences, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

Do the fundamental investment policies differ between the Target Fund and the Acquiring Fund?

The fundamental investment policies of the Target Fund and Acquiring Fund are substantially similar to one another (with two exceptions), and include certain investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”).  For more information about the Funds’ fundamental investment policies, see the section below entitled “Comparison of Fundamental and Non-Fundamental Investment Policies.”

Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the Acquiring Fund?

The principal risks of the Acquiring Fund are substantially similar to those of the Target Fund.  For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

How many votes am I entitled to cast?

As a Target Fund Shareholder, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of the Target Fund on the record date.  The record date is December 31, 2015 (the “Record Date”).  Completion of the Reorganization is conditioned on the approval of the Reorganization by Target Fund Shareholders.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope.  You may also vote by touch-tone telephone by calling the toll-free number printed on your Proxy Card and following the recorded instructions or by Internet by going to the website printed on your Proxy Card and following the instructions.  If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call 1-888-458-1963.

What are the quorum and approval requirements for the Reorganization?

Holders of forty percent of the total number of shares of the Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Reorganization.  Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less (a “1940 Act Majority”).  As noted above, the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will ensure that a quorum is reached and control the outcome of the vote.

What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the Reorganization or to achieve a quorum by the time of the Meeting, the Meeting may be postponed or adjourned one or more times to permit further solicitation of proxy votes.  To facilitate the receipt of a sufficient number of votes, additional action may be needed.  Broadridge Financial Solutions, a proxy solicitation firm, or other persons who are affiliated with McKinley, Innovator, PMP, Academy Trust or their affiliates, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.  As noted above, the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will ensure that a quorum is reached.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to call you and solicit your vote.

What happens if the Reorganization is not approved by Target Fund Shareholders?

If Target Fund Shareholders do not approve the Reorganization, the PMP Board will consider other alternatives including the liquidation of the Target Fund, which could be a taxable event for Target Fund Shareholders.

COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of the Target Fund and the Acquiring Fund.  Further information about the Target Fund’s and Acquiring Fund’s investment objectives, strategies and risks are contained in the Target Fund Prospectus, Acquiring Fund Prospectus, and Target Fund’s and Acquiring Fund’s SAIs, which are on file with the SEC.  The Target Fund Prospectus and Acquiring Fund Prospectus are also incorporated herein by reference.

Investment Objective

The Target Fund seeks substantial current income and long-term capital appreciation.  The Acquiring Fund primarily seeks current income and, as a secondary objective, long-term capital appreciation. The investment objectives of the Acquiring Fund and Target Fund are non-fundamental, which means that each Fund’s Board may change the applicable Fund’s investment objective without approval by shareholders of the Fund upon 60 days’ written notice to shareholders.

Investment Strategies

McKinley, the investment adviser for the Target Fund, has served as the sole subadviser to the Acquiring Fund, subject to the oversight of Innovator and the Academy Board, since July 13, 2015.  The investment process that McKinley uses to select investments and determine when to sell securities for the Target Fund is the same investment process that it currently uses for the Acquiring Fund, and the description of the investment process in each Fund’s prospectus is substantially similar. McKinley’s investment process as described in the Acquiring Fund Prospectus is set forth below.

Under normal circumstances, the Acquiring Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed, exchange-traded stocks and bonds, as well as other mutual funds and business development companies (“BDCs”), that the portfolio manager believes offers high current income.  These securities may include “pass-through” securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts.  The Acquiring Fund invests primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign entities.  The Acquiring Fund may invest in entities of any size.  To the extent that the Acquiring Fund invests in bonds it may invest in bonds of any maturity or credit quality.  These bonds may include high yield, high risk bonds, commonly known as “junk bonds”, that are rated BBB- and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized ratings organization.

The portfolio management team’s approach towards management of the portfolio begins  using proprietary quantitative models to systematically search for securities with stable to rising dividends.  Once the quantitative process has identified candidates for possible inclusion in the portfolio, the portfolio management team applies qualitative analysis to assess if the earnings and distribution profile revealed through the quantitative analysis is both reasonable and sustainable.  New ideas are taken from the results of the quantitative screening process but confirmed qualitatively by conducting street research review.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•	Diversified portfolio consisting of high-yielding, U.S.-listed, exchange-traded securities
•	Long-only positions, no derivatives, no leverage
•	Security selection and portfolio composition driven by fundamentally-based, proprietary research
•	Low-turnover

 Within the types of securities considered for inclusion in the Acquiring Fund, the management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes.  Research processes will intend to maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period.  In order to respond to adverse market, economic, political or other conditions, the Acquiring Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash investments.

Investment Risks

The principal risks of investments in the Target Fund and Acquiring Fund are substantially similar, although the precise identification and description of those risks may differ in their respective prospectuses. Below is a description of the risks of investing in the Target Fund and Acquiring Fund.  The discussion below presents the risks as disclosed in the Acquiring Fund Prospectus.

The Acquiring Fund is aggressively managed and investing in the Acquiring Fund involves risk. There is no guarantee that the Acquiring Fund will achieve its investment objective and you could lose money on your investment in the Acquiring Fund, just as you could with other investments. The portfolio manager’s judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment. Other principal risks include:

Stock market risk−The value of your investment in the Acquiring Fund is based on the market prices of the securities the Acquiring Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Master limited partnership risk−Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

Real estate risk−The risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.  REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty trust risk−The risk includes among others: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.  Also, royalty trusts also do not guarantee minimum distributions or even return of capital.

Industry risk−The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Smaller company risk−The Acquiring Fund may invest in micro, small or mid cap companies.  Generally, micro, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Foreign securities risk-Investments in securities of foreign companies can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Fixed income risk−Yields and principal values of fixed income securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  For example, as interest rates go up, the value of debt securities tends to go down and, as a result, the value of the Acquiring Fund may go down.  Additionally, fixed income securities are subject to the risk that a bond’s issuer might be unable to make timely payments of interest and principal.

High-yield or “junk” bond risk−The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default; more limited and less liquid secondary market than higher rated securities; and greater price volatility.  Also, they are subject to a greater risk of loss of income and principal than investment grade securities.

Liquidity risk−The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Energy and natural resources risk−The Acquiring Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Acquiring Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.  Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Closed-end and exchange traded fund risk−The risks that a closed-end fund or exchange traded fund may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Business development company risk−The Acquiring Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Acquiring Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Investments in other investment companies risk−Shareholders of the Acquiring Fund will indirectly be subject to the fees and expenses of the other investment companies and BDCs in which the Acquiring Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Acquiring Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Comparison of Fees and Expenses Tables

Shareholders of both Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The expenses in the tables appearing below are based on the expenses of the Target Fund for the twelve-month period ended November 30, 2014. The expenses in the tables appearing below are based on the expenses of the Acquiring Fund Shares for the eleven-month period ended November 30, 2014 due to a recent change of the Acquiring Fund’s fiscal year. For financial statement purposes, the Target Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Target Fund’s operating history will be used for financial reporting purposes. Pro forma fees and expenses are estimated as if the Reorganization occurred on May 31, 2015.

McKinley Diversified Income Fund – Investor Class
	McKinley Diversified Income Fund (Target Fund)	Innovator McKinley Income Fund (Acquiring Fund)	Innovator McKinley Income Fund (Pro Forma)
	Investor Class	Investor Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None
Redemption Fees (applicable to shares sold within 90 days of purchase)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee1	0.80%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.10%7	0.10%7
Other Expenses2	1.18%3	0.29%6	0.26%
Acquired Fund Fees and Expenses	1.42%	1.20%6	1.42%
Total Annual Fund Operating Expenses	3.65%	2.59%6	2.78%
Fee Waiver/Expense Reimbursement	(0.78)%4	(0.18)%8	(0.16)9
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	2.87%5	2.41%	2.62%
McKinley Diversified Income Fund – Institutional Class
	McKinley Diversified Income Fund (Target Fund)	Innovator McKinley Income Fund (Acquiring Fund)	Innovator McKinley Income Fund (Pro Forma)
	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None
Redemption Fees (applicable to shares sold within 90 days of purchase)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee1	0.80%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.10%7	0.10%7
Other Expenses2	1.18%3	0.29%6	0.26%
Acquired Fund Fees and Expenses	1.42%	1.20%6	1.42%
Total Annual Fund Operating Expenses	3.40%	2.59%6	2.78%
Fee Waiver/Expense Reimbursement	(0.78)%4	(0.18)%8	(0.16)9
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	2.62%5	2.41%	2.62%

1
Details regarding the Target and Acquiring Funds’ management fee schedules can be found in the “Comparison of Investment Advisers and Other Service Providers” section of this Proxy Statement/Prospectus.

2	The costs incurred in connection with the Reorganization will be borne equally by McKinley and Innovator. These Reorganization expenses have not been reflected in the tables above.
3	“Other Expenses” includes a 0.15% shareholder servicing fee.
4
McKinley has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expense in connection with investment activities, portfolio transaction expenses, AFFE and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Institutional Shares and Investor Shares to 1.20% and 1.45%, respectively, of the Target Fund’s average daily net assets (the “Expense Caps”) through March 27, 2016.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by PMP’s Board of Trustees (the “Board”) upon 60 days’ notice to the McKinley, or by the McKinley with the consent of the PMP Board.  McKinley is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years.  This reimbursement may be requested if the aggregate amount actually paid by the Target Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

5
The Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets after Fees waived provided in the Financial Highlights Section of the Fund’s audited financial statements for the period ended November 30, 2014, which reflects the operating expenses of the Diversified Income Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are expenses incurred indirectly by the Diversified Income Fund through its ownership of shares in other investment companies, such as business development companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Diversified Income Fund’s net asset value. They have no impact on the costs associated with Fund operations.

6
“Other expenses” and “Acquired fund fees and expenses” are for the fiscal period ended November 30, 2014. The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s audited financial statements for the fiscal period ended November 30, 2014, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses. As reflected in the Fund’s audited financial statements, for the fiscal period ended November 30, 2014, the Fund’s operating expenses before waivers were 1.54% and its operating expenses after waivers were 1.36%. Due to the Fund’s investments in other investment companies and in business development companies and the portfolio manager’s flexibility to adjust the composition of the Fund’s portfolio, the acquired fund fees and expenses may fluctuate significantly during the year.

7	Effective January 1, 2016, the 12b-1 fee for the Acquiring Fund’s Investor Class was reduced from 0.25% to 0.10% of average daily net assets.
8
Innovator has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Acquiring Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other  extraordinary expenses) do not exceed 1.10% of average daily net assets from March 30, 2015 through March 30, 2016.  Pursuant to its expense limitation agreement with the Acquiring Fund, Innovator is entitled to recoup any fees that it waived and/or Acquiring Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Innovator will not cause the Acquiring Fund to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived or expenses were paid.  These waivers and reimbursements may only be terminated by agreement of the Innovator and the Acquiring Fund.

9
Innovator has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Acquiring Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other  extraordinary expenses) do not exceed 1.10% of average daily net assets for two years following the closing of the Reorganization.  Pursuant to its expense limitation agreement with the Acquiring Fund, Innovator is entitled to recoup any fees that it waived and/or Acquiring Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Innovator will not cause the Acquiring Fund to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived or expenses were paid.

Expense Examples

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your applicable shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation agreements for only the first year (two years for the pro forma example)). Pro forma expenses are included assuming a Reorganization of the Funds. The Examples are for comparison purposes only and are not a representation of either Fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

McKinley Diversified Income Fund
(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Investor Class	$290	$1,046	$1,822	$3,856
Institutional Class	$265	$972	$1,703	$3,633

Innovator McKinley Income Fund
(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Investor Class	$244	$788	$1,359	$2,911

Innovator McKinley Income Fund
(Pro Forma)

1 Year	3 Years	5 Years	10 Years

Investor Class	$265	$814	$1,390	$2,954

The projected Acquiring Fund pro forma Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the contractual agreements will remain in place for two years following the close of the Reorganization.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets.  Those factors are beyond the control of the Acquiring Fund and Innovator.  The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

The Acquiring Fund’s expense structure is shown above to reflect what will result if the Reorganization is consummated.

Comparison of Fundamental and Non-Fundamental Investment Policies

As required by the 1940 Act, PMP and Academy Trust, on behalf of their respective series, have adopted certain fundamental investment policies, including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, purchasing and selling real estate, making loans, concentrating investments and investing in commodities.  The fundamental investment policies of the Target Fund and Acquiring Fund are substantially similar except for the fundamental investment policy regarding concentration and the fundamental policy regarding loans.  The Target Fund has a policy not to concentrate whereas the Acquiring Fund’s concentration policy allows the Acquiring Fund to concentrate its investments in (i) the real estate sector or related sectors, (ii) the energy sectors or related sectors, or (iii) securities of other investment companies.  In addition, the Acquiring Fund’s fundamental investment policy prohibiting loans specifically carves out assignments and participation interests whereas the Target Fund carves out purchases of debt securities consistent with the investment policies of the Target Fund.  Fundamental investment policies may not be changed without a 1940 Act Majority.

PMP and Academy Trust have also adopted certain non-fundamental investment policies.  The Target Fund has a non-fundamental investment policy that limits the Target Fund’s ability to pledge, mortgage, or hypothecate any assets except in connection with permissible borrowings. The Acquiring Fund does not have a similar policy. In addition, the non-fundamental investment policies of the Acquiring Fund (i) limit the Fund’s investments in illiquid securities to 15% of its net assets, and (ii) clarify the Fund’s ability to purchase the securities of other investment companies (a) consistent with the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or (b) without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  The Target Fund does not have similar non-fundamental investment policies regarding investments in illiquid securities or the securities of other investment companies; however, it does have a corresponding investment policy regarding illiquid investments. Non-fundamental investment policies may be changed without shareholder approval, upon notice to shareholders.

Further information about each Fund’s fundamental and non-fundamental investment policies are contained in the Target Fund’s and Acquiring Fund’s SAIs, which are on file with the SEC.

Comparison of Portfolio Turnover

The Target Fund’s portfolio turnover for its most recent fiscal year ended November 30, 2014 was 34% of the average value of its portfolio.  The Acquiring Fund’s portfolio turnover during the most recent fiscal period ended November 30, 2014 was 40%. The Acquiring Fund’s most recent fiscal period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.

Comparison of Fund Performance

The bar chart and table below provide an indication of the risks of investing in each Fund by showing: (i)  the performance of the Target Fund’s Investor Class and Institutional Class shares for its first year of operations and the performance of the Acquiring Fund Shares over the past two calendar years; and (ii) how the average annual total returns of the Funds’ Investor Class, Institutional Class and Investor Class shares compare to those of a broad-based securities market index.

Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.mckinleycapitalfunds.com for the Target Fund and at www.innovatorfunds.com for the Acquiring Fund.  Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Upon consummation of the Reorganization, the Target Fund will be the accounting and performance survivor.

Target Fund Past Performance

Calendar Year Total Return as of December 31, (Investor Class)

During the periods shown in the chart above, the Fund’s highest quarterly return was 5.76% (quarter ended 6/30/14) and the Fund’s lowest quarterly return was (5.60)% (quarter ended 12/31/14).

Average Annual Total Returns (For periods ended December 31, 2014)

Investor Class Shares	1 Year	Since Inception (3/27/13)
Return Before Taxes	(1.00)%	3.92%
Return After Taxes on Distributions	(2.86)%	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	1.09%	2.95%
Institutional Class Shares
Return Before Taxes	(0.78)%	4.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	19.35%
Dow Jones Utility Average	30.65%	16.71%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns in the table above are only illustrated for the Fund’s Investor Class shares. After-tax returns for the Fund’s Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Acquiring Fund Past Performance

Calendar Year Total Return as of December 31, (Investor Class)

During the periods shown in the chart above, the Fund’s highest quarterly return was 9.14% (quarter ended 3/31/13) and the Fund’s lowest quarterly return was (7.83)% (quarter ended 12/31/14).

Average Annual Total Returns (For periods ended December 31, 2014)

Investor Class Shares	1 Year	Since Inception (1/31/12)
Return Before Taxes	(10.19)%	0.21%
Return After Taxes on Distributions	(11.71)%	(1.35)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.29)%	(0.15)%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	13.69%	19.24%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.97%	2.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  This performance table reflects the payment of the 5.75% sales load on the purchase of Investor Class Shares, which is no longer charged as of December 1, 2015.

Comparison of Investment Advisers and Other Service Providers

Investment Advisers

McKinley serves as the investment adviser for the Target Fund and has served as the subadviser for the Acquiring Fund, subject to the supervision of Innovator, the investment adviser to the Acquiring Fund, and the oversight of the Academy Board, since July 13, 2015.  McKinley, located at 3301 C Street, Suite 500, Anchorage, AK  99503, is an investment adviser and is registered with the SEC.  Robert B. Gillam, a portfolio manager of the Target Fund and Acquiring Fund, owns a majority of the voting securities of McKinley Capital Management, Inc., the sole owner of McKinley and is therefore a control person of McKinley. McKinley is an investment advisor to public and corporate plan sponsors, Taft-Hartley funds, foundations, endowments, public and private organizations, sub-advisory clients, registered investment companies, undertakings for collective investments in transferrable securities, and private investors.  As of May 31, 2015, McKinley had assets under management totaling approximately $7.2 billion.

Innovator, located at 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, furnishes investment management services to the Fund, subject to the supervision and direction of the Board. Innovator is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC (“Aequitas”) and CliftonLarsonAllen Wealth Advisors, LLC (“CLAWA”).

For its services as investment adviser to the Target Fund, McKinley is entitled to receive investment advisory fees at an annual rate of 0.80% of the Target Fund’s average daily net assets.  For its services as investment adviser to the Acquiring Fund, Innovator is entitled to receive an annual fee of 1.00% of the Acquiring Fund’s average daily net assets.  McKinley receives a fee from Innovator for its sub-advisory services to the Acquiring Fund.

Portfolio Managers

The portfolio managers for the Acquiring Fund are the same as the current portfolio managers of the Target Fund.  Each Portfolio Manager has been associated with McKinley in the position noted for more than five years and have each managed the Target Fund since its inception in 2013.

McKinley Diversified Income Fund and Innovator McKinley Income Fund
Robert B. Gillam, President and Chief Executive Officer
Robert A. Gillam, CFA, Senior Vice President and Chief Investment Officer
Sheldon J. Lien, CFA, Portfolio Manager
Gregory S. Samorajski, CFA, Director of Investments / Portfolio Manager
Brandon S. Rinner, CFA, Portfolio Manager

For more information about the management of the Target Fund, please refer to the “Management of the Funds” section of the Target Fund’s Prospectus, which is incorporated herein by reference, and to the “The Funds’ Investment Adviser” section of the Target Fund’s SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the PMP Board’s approval of the investment advisory agreement for the Target Fund is available in the Target Fund’s semi-annual report to shareholders for the fiscal period ended May 31, 2015.

For more information about the management of the Acquiring Fund, please refer to the “Management of the Fund” section of the Acquiring Fund Prospectus, which is incorporated herein by reference, and to the “Investment Adviser and Other Service Providers” section of the Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the Academy Board’s approval of the investment advisory agreement for the Acquiring Fund is available in the Acquiring Fund’s annual report to shareholders for the fiscal period ended November 30, 2014.

Pursuant to the Manager of Managers Order, Innovator may hire, replace or terminate a subadviser, such as McKinley (excluding any subadviser that is affiliated with the Acquiring Fund or Innovator), with the approval of the Academy Board but without the approval of shareholders. The Manager of Managers Order also allows Innovator to amend a subadvisory agreement with a subadviser with the approval of the Academy Board but without shareholder approval. If a new subadviser is hired for the Acquiring Fund, shareholders will receive information about the new subadviser within 90 days of the change. The Manager of Managers Order allows the Acquiring Fund greater flexibility to hire, replace, or terminate a subadviser, enabling it to operate more efficiently.

Innovator performs oversight and evaluation services for the Acquiring Fund, including the following:

•	initial due diligence on prospective Acquiring Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers; and
•	making recommendations to the Academy Board regarding renewal, modification or termination of a subadviser’s contract.

Neither Innovator nor the Academy Board currently intends to replace McKinley as subadviser to the Acquiring Fund in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Fund’s subadviser(s).

Other Fund Service Providers

           The Target Fund and Acquired Fund both use the services of U.S. Bancorp Fund Services, LLC (“USBFS”) as their transfer agent, administrator and fund accountant. The Funds also use the services of U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, as their custodian. Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Acquiring Fund.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for both the Target Fund and the Acquiring Fund.

Comparison of Share Classes and Distribution Arrangements

As shown below, the Target Fund will be reorganized into the Acquiring Fund, whereby Target Fund Shareholders will be issued Acquiring Fund Shares. The following section describes the different distribution arrangements and eligibility requirements of the Funds.

Distribution of Target Fund and Acquiring Fund Shares

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the principal underwriter of both the Target Fund and Acquiring Fund, pursuant to a written agreement with each Fund.

Class Structure

The Target Fund offers Investor Class and Institutional Class shares (together, “Target Fund Shares”).  The Acquiring Fund offers Investor Class and Institutional Class shares.  Target Fund Shareholders will receive Investor Class shares of the Acquiring Fund in exchange for both Investor Class and Institutional Class shares of the Target Fund in connection with the Reorganization.

The eligibility requirements, distribution and service fees and sales charges of the Target Fund and Acquiring Fund are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility requirements.  Target Fund Shares are generally available for purchase by investors, subject to a minimum initial purchase amount of $2,500 for Investor Class shares ($1,000 for Traditional and Roth IRA Accounts and Qualified Retirement Plans) and $100,000 for Institutional Class shares.

Shares of the Acquiring Fund are generally available for purchase by investors, subject to a minimum initial purchase amount of $2,000 for Investor Class shares and $3 million for Institutional Class shares.

Additional information about the eligibility requirements to purchase shares of the Target Fund and Acquiring Fund is available in their respective Prospectuses and SAIs.

Sales Charges.  Shares of the Target Fund and Acquiring Fund are offered at NAV, without initial sales charges or CDSCs.

Distribution Plans and Service Plan. Investor Class shares of the Target Fund and Acquiring Fund are authorized to pay the Distributor and other approved entities a fee for distribution-related and/or shareholder services provided by such entities pursuant to 12b-1 plans approved by PMP and Academy Trust, respectively.  The 12b-1 fees charged by the Investor Class shares of the Target Fund and Acquiring Fund are equal to 0.25% and 0.10%, respectively, of the average daily net assets of such class of shares.  PMP has also adopted a Shareholder Service Plan under which the Target Fund may pay a fee of up to 0.15% of the average daily net assets of each of the Target Fund’s Institutional Class and Investor Class shares for shareholder services provided to the Target Fund by financial institutions.  If the Proposal is approved, the Institutional Class shares of the Target Fund would become subject to the 0.10% 12b-1 fee of the Investor Class shares of the Acquiring Fund; however, the Institutional Class shares of the Target Fund would no longer be subject to a corresponding 0.15% shareholder servicing fee.  In addition, as discussed below, the Investor Class shares of the Acquiring Fund allow shareholders to convert their Investor Class shares into Institutional Class shares, which do not charge a 12b-1 fee, if a shareholder meets the eligibility requirements of the Institutional Class shares.

For more information about the distribution of shares of the Acquiring Fund, please refer to the “Shareholder Information” section of the Acquiring Fund Prospectus, which is incorporated herein by reference, and to the “Purchase and Redemption of Shares” section of the Acquiring Fund’s SAI.

Comparison of Purchase, Redemption, and Exchange Procedures

Purchase Procedures

The purchase procedures employed by the Target Fund and Acquiring Fund are similar. The Target Fund and Acquiring Fund both offer shares through the Distributor on a continuous basis.  Shares of the Target Fund and Acquiring Fund may be purchased directly through U.S. Bank, the transfer agent, and through other authorized financial intermediaries. The purchase price of each share of the Target Fund and Acquiring Fund is based on the NAV next determined after the order is received in proper form by U.S. Bank, the transfer agent, or an authorized financial intermediary.  Initial purchases of shares of the Target Fund and Acquiring Fund may be made by mail or wire.

Additional information regarding the purchase procedures of the Target Fund and Acquiring Fund is available in their respective Prospectuses. The cover pages of this Proxy Statement/Prospectus explain how you can obtain a copy of each Prospectus.

Investment Minimums

Shares of each class of the Target Fund and Acquiring Fund require a minimum investment.  The minimum/subsequent investment requirements and potential waivers/reductions for shares of the Target Fund are set forth below:

	Investor Class	Institutional Class
Minimum Initial Investment	Standard Accounts: $2,500 Traditional and Roth IRA: $1,000 Qualified Retirement Plans: $1,000	Standard Accounts: $100,000
Subsequent Minimum Investment	Standard Accounts: $100 Traditional and Roth IRA: $100 Qualified Retirement Plans: $100 Automatic Investment Plans: $50	Standard Accounts: $100 Automatic Investment Plans: $250
Waiver/Reduction of Investment Minimum	None
Although not limited to the list below, the Adviser may waive or reduce the initial minimum investment in any of following circumstances:
• Retirement, defined benefit and pension plans;
• Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
• Institutional clients of the Adviser;
• Trustees and Officers of the Trust; and
• Employees of the Adviser and its

affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minors Act accounts naming qualifying persons).

The minimum/subsequent investment requirements and potential waivers/reductions for shares of the Acquiring Fund are set forth below:

	Investor Class	Institutional Class
Minimum Initial Investment	Standard Accounts: $2,000	Standard Accounts: $3 million
Subsequent Minimum Investment	Standard Accounts: $1,000 Automatic Investment Plan: $100 Retirement Accounts: None	Standard Accounts: $10,000
Waiver/Reduction of Investment Minimum
Academy Trust’s officers may, in their discretion, also waive or lower the account minimums:
• for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the account minimum in the future, or
• in such other circumstances that are consistent with the best interests of existing shareholders.

Academy Trust’s officers may, in their discretion, also waive or lower the account minimums:
• for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the account minimum in the future, or
• in such other circumstances that are consistent with the best interests of existing shareholders.

Minimum investment requirements do not apply to shares received in the Reorganization.  If you purchase shares through an intermediary, different minimum account requirements may apply.  McKinley reserves the right to reject any purchase request for shares of the Target Fund for any reason.  The Acquiring Fund, Innovator and the Distributor reserve the right to reject any purchase request for shares of the Acquiring Fund for any reason.  Additional information regarding the investment minimums of the Target Fund and Acquiring Fund is available in their respective Prospectuses. The cover pages of this Proxy Statement/Prospectus explain how you can obtain a copy of each Prospectus.

Redemption Procedures

The redemption procedures employed by the Target Fund and Acquiring Fund are similar, with a few exceptions. Shareholders of both the Target Fund and Acquiring Fund may redeem shares at any time. Generally, both the Target Fund and Acquiring Fund forward redemption proceeds as promptly as possible, but no later than seven days after redemption, with certain limited exceptions. The Target Fund and Acquiring Fund both make redemptions in cash, typically by check, electronic bank transfer or wire. Both the Target Fund and Acquiring Fund reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in-kind).

The Target Fund and Acquiring Fund have similar policies with respect to shareholder accounts with low balances.  With respect to the Target Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Class shares or $500 (excluding Qualified Retirement Accounts) with respect to Investor Class shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Class shares or $500 (excluding Qualified Retirement Accounts) for Investor Class shares, the Target Fund may close your account and send you the proceeds.

There are no minimum balance requirements for Qualified Retirement Accounts of the Target Fund. The Acquiring Fund may, in its discretion, redeem your Investor Class shares if, in the aggregate, the value of your Fund accounts falls below $500.  The Acquiring Fund will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.  Neither the Target Fund or Acquiring Fund will redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions.

Additional information regarding the redemption procedures of the Target Fund and Acquiring Fund is available in their respective Prospectuses. The cover pages of this Proxy Statement/Prospectus explain how you can obtain a copy of each Prospectus.

Comparison of Exchange Privileges

The Funds do not have exchange privileges; however, in certain circumstances, shareholders of the Acquiring Fund may be permitted to convert their Investor Class shares into Institutional Class shares if a shareholder meets the eligibility requirements of the Institutional Class shares.  The number of shares such shareholder would own after the conversion may be greater than or less than the number of shares owned before the conversion, depending on the NAVs of the two share classes.   The conversion, however, would have no effect on the value of such shareholder’s investment in the Acquiring Fund.  A conversion between share classes of the same fund is a nontaxable event.

The Acquiring Fund and the Target Fund will only process conversions that are initiated by a shareholder.  You should be aware that the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will ensure that a quorum is reached and control the outcome of the vote.  You should also be aware that the founder of McKinley, who has voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date) expects to convert out of the Investor Class shares of the Acquiring Fund into Institutional Class shares of the Acquiring Fund after the closing of the Reorganization, pursuant to the conversion privileges described above.

Frequent or Short-Term Trading Policies

The Target Fund and Acquiring Fund each have policies and procedures to discourage excessive or short-term trading. Each of the Target Fund and Acquiring Fund reserve the right to reject or limit any order to purchase shares when they believe it is in the best interests of such Fund.  A further description of the Target Fund’s and the Acquiring Fund’s policies related to deterring excessive short term trading activity can be found in their respective Prospectuses.  The cover pages of this Proxy Statement/Prospectus explain how you can obtain a copy of each Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of either Fund through a broker-dealer or other financial intermediary (such as a bank), that Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s internet site for more information.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies

The Target Fund and Acquiring Fund declare distributions from net investment income, if any, at least quarterly.  Any net capital gain realized by the Target Fund or Acquiring Fund is distributed at least annually.  The Target Fund and Acquiring Fund both may make an additional payment of dividends or distributions if it deems it desirable at other times during any year (e.g., if necessary to reduce or eliminate federal excise or income taxes on the Fund).

With respect to both the Target Fund and the Acquiring Fund, all income and capital gain distributions are automatically reinvested in shares of the applicable Fund, unless you request otherwise.

Additional information regarding the dividend and distribution policies of the Target Fund and Acquiring Fund is available in their respective Prospectuses. The cover pages of this Proxy Statement/Prospectus explain how you can obtain a copy of the Prospectuses.

Fiscal Years

The fiscal year end of both the Target Fund and Acquiring Fund is November 30.  As a result, if the Reorganization is approved, as an Acquiring Fund shareholder, you will receive your Acquiring Fund’s annual and semi-annual reports and updated prospectus at the same times during the year as you do now as a shareholder of the Target Fund.

Comparison of Business Structures, Shareholder Rights and Applicable Law

The following description is based on relevant provisions of the Delaware Statutory Trust Act (the “Delaware Act”), applicable Massachusetts law and each Fund’s operative documents. This summary does not purport to be complete and we refer you to the Delaware Act, applicable Massachusetts law and the relevant Fund’s operative documents.

The Target Fund is a series of PMP, a Massachusetts business trust.  If the Reorganization is approved, the Target Fund will reorganize into the Acquiring Fund, which is a series of Academy Trust, a Delaware statutory trust.  The following is a discussion of certain provisions and governing laws of the Target Fund and the Acquiring Fund, but it is not a complete description thereof.  Further information about each Fund’s governance structures is contained in each Fund’s shareholder reports and its governing documents.

Shares.  The Trustees of the Target Fund and the Trustees of the Acquiring Fund have the power to issue shares of the respective Funds without shareholder approval.  The governing documents of the Target Fund and the governing documents of the Acquiring Fund each indicate that the amount of shares that the Target Fund and Acquiring Fund each may issue is unlimited.  Shares of the Target Fund and Acquiring Fund have no preemptive rights.

Organization.  The Target Fund is a series of PMP, a Massachusetts business trust.  PMP is governed by its Amended and Restated Agreement and Declaration of Trust (the “Target Trust Declaration”) and its Amended and Restated Bylaws (“Target Trust Bylaws”), and its business affairs are managed under the supervision of its Board of Trustees.  The Acquiring Fund is a series of the Academy Trust, organized as a Delaware statutory trust pursuant to the Delaware Act.  The Academy Trust is governed by its Agreement and Declaration of Trust (the “Acquiring Trust Declaration,” and, together with the Target Trust Declaration, the “Declarations”) and its Bylaws (“Acquiring Trust Bylaws”), and its business affairs are managed under the oversight of the Academy Board.

Composition of the Board of Trustees.  The Board of Trustees of the Target Fund (“Target Board”) is composed of five Trustees, each of whom is considered to be an “Independent Trustee” under the 1940 Act. Subject to the limitations in the Target Trust Declaration, the number of trustees of the Target Fund may be determined by the PMP Trustees, or by Target Fund shareholders at a meeting called for the purpose of the election of trustees. Each Target Trustee serves until his or her resignation, bankruptcy, incapacity, death or removal.  The Board of Trustees of the Acquiring Fund is composed of three Trustees, two of whom are considered to be “Independent Trustees” under the 1940 Act and one of whom is considered to be an “Interested Trustee” under the 1940 Act. The Trustees of the Acquiring Fund each serve for indefinite terms until resignation, death or removal.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Target Fund and Acquiring Fund are not required to hold annual meetings of shareholders.

  The Target Trust Bylaws provide that a meeting of shareholders may be called at any time by the PMP Trustees, the chairman of the Target Board, or by the president of PMP. The Target Trust Declaration provides that the PMP Trustees may call meetings of the shareholders for the purpose of election trustees and for such other purposes as may be prescribed by law, the Target Trust Declaration, or by the Target Trust Bylaws. Meetings of the shareholders may also be called by the PMP Trustees and Academy Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable (“Business Proposals”).

The Acquiring Trust Bylaws provide that shareholder meetings may be called at any time by the Academy Board, by the chairperson of the Academy Board, or by the president of the Academy Trust, for the purpose of acting on any Business Proposals. To the extent permitted by the 1940 Act, a meeting of the shareholders for the purpose of electing trustees of the Academy Trust may also be called by the chairperson of the Academy Board, or shall be called by the president or any vice president of the Academy Trust at the request of shareholders holding not less than 10% of the outstanding shares of the Academy Trust provided that the shareholders requesting such meeting shall have paid the Trust the reasonably estimated cost of preparing and mailing the notice thereof, and that no meeting shall be called upon the request of shareholders to consider any matter voted upon at a meeting of shareholders held during the preceding twelve (12) months, unless requested by holders of a majority of the shares entitled to vote at such meeting.

Appraisal Rights. The Acquiring Trust Declaration provides that no shareholder shall be entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Academy Trust or any series or any class thereof. Shareholders of PMP are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Submission of Shareholder Proposals.  Neither the Declarations nor the Bylaws of the Target Fund or Acquiring Fund have provisions that require shareholders to provide advance notice to the Target Fund in order to present a proposal at a shareholder meeting.  Nonetheless, the federal securities laws, which apply to the Target Fund and Acquiring Fund, require that certain conditions must be met to present any proposal at a shareholder meeting.  The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund or Acquiring Fund are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting.  These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide any additional information to shareholders for their consideration in connection with the proposal.  Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

Number of Votes; Aggregate Voting.  The governing instruments of both the Target Fund and Acquiring Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held.  Shareholders of the Target Fund and Acquiring Fund are not entitled to cumulative voting in the election of Trustees.  The governing instruments of the Acquiring Fund provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes) or as otherwise required by the 1940 Act or other applicable law or regulation. Unlike the Acquiring Fund, the governing instruments of the Target Fund provide that all shares of the trust entitled to vote on a matter shall vote separately by series on matters affecting PMP and each respective series, except where the 1940 Act requires all shares of the trust to be voted in the aggregate without differentiation between the separate series. With respect to any matter that affects only the interests of some but not all series or classes of the Target Fund, the Target Fund’s governing instruments provide that only the shareholders of the affected series or class is entitled to vote on the matter.

Derivative Actions.  Shareholders of the Target Fund have the power to vote as to whether or not a court action or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Target Fund or its shareholders.  Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation.

The governing instruments for the Acquiring Fund state that a shareholder may bring a derivative action on behalf of the Academy Trust only if several conditions are met, including a pre-suit demand upon the Academy Board and, unless a demand is not required, shareholders who hold at least 10% of the outstanding shares must join in the demand for the Academy Board to commence an action, and the Academy Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of the claim.

Right to Vote.  The 1940 Act provides that shareholders of the Target Fund and Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of the Target Fund and Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable law.  Target Fund shareholders shall have the power to vote only (i) for the election of Trustees as provided in the Target Trust Declaration, (ii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought on behalf of the Trust or its shareholders, (iii) with respect to the termination of the Trust or any series or class as provided in the Target Trust Declaration, and (iv) with respect to such additional matters relating to the Trust as may be required by the Target Trust Declaration, the Target Trust By-Laws or any registration of PMP with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Acquiring Fund shareholders have the right to vote only (i) on such matters required by the Acquiring Trust Declaration, Acquiring Trust By-Laws, 1940 Act, other applicable law and any registration statement of the Academy Trust filed with the SEC, the registration of which is effective; and (ii) on such other matters as the Board of Trustees may consider necessary or desirable.

Quorum and Voting.  If an approval is required by the 1940 Act, then a 1940 Act Majority is required.  The governing instruments of the Acquiring Fund and Target Fund provide that, except as required elsewhere by their respective Declarations of Trust, Bylaws, or applicable law, forty percent (40%) of the outstanding shares entitled to vote at a shareholders’ meeting, whether present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting. Further, except as required elsewhere by their respective Declarations of Trust, Bylaws, or applicable law), when a quorum is present at any meeting, a majority of the shares voted shall decide any questions and a plurality shall elect a Trustee.

Amendment of Governing Instruments.  Except as described below, the Trustees of the Target Fund and the Trustees of the Acquiring Fund have the right to amend, from time to time, the governing instruments of the respective Funds.

The Target Trust Bylaws may be amended or repealed to the extent that such Bylaws do not reserve that right to the shareholders.  The Acquiring Trust Bylaws may be amended, restated or repealed, or new Bylaws may be adopted, by: (i) the affirmative vote of a majority of votes cast at a shareholders meeting called for that purpose where a quorum of shareholders of the Acquiring Fund are present; (ii) the Board, by a vote of a majority of the Trustees present at a meeting at which a quorum is present; or (iii) pursuant to Article VIII, Section 2(a) of the Declaration and Section 3815(f) of the Delaware Act.

The Target Trust Declaration may be amended at any time by an instrument in writing signed by a majority of the then Trustees.  The Acquiring Trust Declaration may be restated and/or amended at any time by an instrument in writing signed by a majority of the Board of Trustees and, to the extent required by the Acquiring Trust Declaration, the 1940 Act or the requirements of any securities exchange on which Trust’s shares are listed for trading, by approval of such amendment by the shareholders in accordance with the provisions of the Acquiring Trust Declaration. Any such restatement and/or amendment shall be effective immediately upon execution and approval or upon such future date and time as may be stated therein. The Certificate of Trust shall be restated and/or amended at any time by the Board of Trustees, without Shareholder approval, to correct any inaccuracy contained therein.

Mergers, Reorganizations and Conversions.  The Target Trust Declaration provides that the Trustees may cause the Trust to sell substantially all of its assets or the assets of one or more of its series to another trust or company or one or more of its series to be merged into or consolidated with another Trust or company or the shares exchanged under or pursuant to any state or Federal statute, if any, or otherwise to the extent permitted by law. Unless such transaction complies with Rule 17a-8(a)(3) under the 1940 Act, such a transaction must also be authorized by a 1940 Act Majority of the Trust, as a whole, or any affected series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation.

For the Acquiring Fund, pursuant to an agreement of merger or consolidation, the Board of Trustees, by vote of a majority of the Trustees, may cause the Academy Trust to merge or consolidate with or into one or more statutory trusts or “other business entities” (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other United States or foreign country or foreign jurisdiction. A merger or consolidation shall not require the vote of the shareholders unless such vote is required by the 1940 Act; provided however, that the Academy Board shall provide at least thirty (30) days’ prior written notice to the shareholders of such merger or consolidation. In addition, any agreement of merger or consolidation approved in accordance the Acquiring Fund’s governing instruments may, without a shareholder vote, unless required by the 1940 Act, applicable law or the Academy Trust’s governing instruments, effect any amendment to the Acquiring Trust Declaration or Acquiring Trust Bylaws or effect the adoption of a new governing instrument. In all respects not governed by the Delaware Act, the 1940 Act, other applicable law, the Academy Board shall have the power to prescribe additional procedures necessary or appropriate to accomplish a merger or consolidation, including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Academy Trust may be transferred and to provide for the conversion of shares into beneficial interests in such separate statutory trust or trusts.

Termination of a Fund.  The Target Trust Declaration provides that PMP may be terminated at any time by the affirmative vote of a “majority of the outstanding voting securities” of each series (as the quoted phrase is defined in the 1940 Act), voting separately by series, or by the Trustees by written notice to the shareholders. Any series, such as the Target Fund, of PMP may be terminated at any time by vote of the affirmative vote of “majority of the outstanding voting securities” of that series (as the quoted phrase is defined in the 1940 Act) or by the Trustees by written notice to the shareholders of that series or class. The Acquiring Trust Declaration provides that the Academy Trust shall be dissolved (i) upon the vote of the holders of not less than a majority of the shares of the Trust cast, or (ii) at the discretion of the Academy Board either (A) at any time there are no shares outstanding of the Trust, or (B) upon prior written notice to the shareholders of the Trust. A particular series of the Academy Trust, such as the Acquiring Fund, may be terminated, (i) upon the vote of the holders of not less than a majority of the shares of such series cast, or (ii) at the discretion of the Academy Board either (A) at any time there are no shares outstanding of such series, or (B) upon prior written notice to the shareholders of such series. The Trust or its series shall terminate upon the occurrence of a dissolution or termination event pursuant to any provision of Acquiring Trust Declaration or the Delaware Act. Series of the Acquiring Fund shall be terminated upon any event that causes the dissolution of the Trust.

Liability of Shareholders.  The Massachusetts statute governing business trusts does not include an express provision relating to the limitation of liability of the beneficial owners of a Massachusetts business trust.  In fact, under Massachusetts law, shareholders of the Target Fund could, under certain circumstances, be held personally liable as partners for its obligations.  The Delaware Act contains provisions generally shielding beneficial owners from personal liability for the debts or obligations of a Delaware statutory trust.  The governing instruments for the Target Fund and Acquiring Fund generally provide that shareholders will not be subject to personal liability for the obligations of a Fund.  The governing instruments of the Target Fund and Acquiring Fund also contain express disclaimers of shareholder liability for acts of the respective trusts, and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of a Fund.

Liability of Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for the Target Fund and Acquiring Fund provide that no Trustee or officer shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office.

Indemnification.  The Acquiring Trust Declaration limits the liability to the Academy Trust, or a series thereof, of trustees, officers and certain other persons of the Trust, except for their own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties and, in addition, require the Academy Trust to indemnify them against all liabilities and against all expenses reasonably incurred in connection with the defense or disposition of any action or proceeding arising out of their to the fullest extent permitted by law, except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Acquiring Trust Declaration further provides that the Academy Trustees are authorized to purchase with trust assets insurance against all claims and liabilities brought against trustees, officers, or employees of the Academy Trust by reason of any action alleged to have been taken or omitted by such persons, whether or not the Academy Trust would have the power to indemnify such person against such liability.

Similarly, the Target Trust Declaration and Target Trust Bylaws provide that any person who is a trustee, officer, employee or agent of the Target Trust is not personally liable to any person in connection with the Target Trust property or affairs of the Target Trust, other than any liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty. The Target Trust Declaration and Target Trust Bylaws further provide for indemnification of such persons and permit the PMP Trustees to make advance payments in connection with such indemnification under certain conditions.

Both the Acquiring Fund and Target Fund may advance expenses incurred in defending any proceedings subject to certain conditions. In addition, both Declarations provide that Trustees of the respective Funds may rely on expert advice.

BOARD CONSIDERATIONS

McKinley proposed, and the PMP Board considered, the Reorganization at an in-person meeting of the Board held on November 16-17, 2015. Based upon the recommendation of McKinley, its evaluation of the relevant information presented to it at this meeting, and in light of its fiduciary duties under federal and state law, the PMP Board, comprised entirely of Trustees who are “Independent Trustees” under the 1940 Act, determined that the Reorganization is in the best interests of the Target Fund and its Shareholders.

In approving the proposed Reorganization, the PMP Board carefully considered the following matters, among other things:

•
The Size of the Fund and the Strategic Decision Made by McKinley with Respect to the Future Growth Plans for the Fund. The Board considered that the Target Fund’s assets have not achieved economies of scale in the short time since its inception. The Board further considered that McKinley had made a decision to seek a strategic alignment with an entity possessing existing distribution capabilities rather than to expend the significant capital and resources necessary to develop its own distribution capabilities.  As a result, the Board considered that the Target Fund would likely not achieve significant asset growth on its own and that McKinley would be required to subsidize the Target Fund’s expenses over the long term in order for the Fund to maintain a competitive expense ratio.

•
Continuity of Investment Management. Target Fund Shareholders will experience continuity in portfolio management because McKinley, the investment adviser to the Target Fund, manages the Acquiring Fund’s assets on a day-to-day basis as sub-advisor and the same personnel who serve as portfolio managers for the Target Fund serve in that capacity for the Acquiring Fund.  Innovator, as investment advisor to the Acquiring Fund, will oversee McKinley in accordance with the terms of their sub-advisory agreement.  The PMP Board considered that while McKinley will manage the assets of the Acquiring Fund as its sub-adviser, Innovator will be responsible for the overall management of the Acquiring Fund’s operations.

•
The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan, and, in particular, the requirement that the transfer of the assets of the Target Fund’s Investor Class shares and Institutional Class shares be in exchange for Investor Class shares of the Acquiring Fund and the Acquiring Fund’s assumption of all obligations and liabilities of the Target Fund. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board noted that Target Fund Shareholders would receive the same dollar value in Investor Class shares of the Acquiring Fund as their Target Fund shares immediately prior to the Reorganization and would not result in the dilution of such Shareholders’ interests.

•
Strong Similarity of Investment Objectives, Policies and Restrictions. The Board considered that the Acquiring Fund was substantially similar to the Target Fund, with substantially the same investment objectives and strategies. The investment restrictions of the Acquiring Fund are substantially similar to those of the Target Fund, although they are worded slightly differently.

•
Expenses Relating to Reorganization. The Board noted that McKinley and Innovator will bear the direct costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.

•
Higher Advisory Fee for the Acquiring Fund, Lower Relative Expense Ratios and Cap on Expenses. The Board considered that the Acquiring Fund charges an advisory fee that is 0.20% higher than the advisory fee of the Target Fund. While the Board had no role in determining or approving the level of the Acquiring Fund’s advisory fee, at the PMP Board’s request, Innovator has agreed that it would waive a portion of its advisory fee and/or reimburse the Acquiring Fund for its expenses to the extent necessary to limit the Acquired Fund’s Total Annual Fund Operating Expenses after Fee Waivers/Expense Reimbursements to the level reflected in the “Comparison of Fee Tables” above (which are lower than the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements for Investor Class shares and the same as for Institutional Class shares) for  a period of two years following the Reorganization.

While the Board noted that Shareholders will not be asked to vote to approve the higher advisory fee for the Acquiring Fund , the Board also considered that the two-year waiver by Innovator would afford Shareholders who did not wish to remain in a fund with a higher advisory fee the opportunity to redeem their positions.

•
Economies of Scale. The Board considered the potential of the Target Fund to experience economies of scale as a result of its being incorporated into the Academy Trust. The Board concluded that, given the strategic decision by McKinley not to further develop its own mutual fund distribution capabilities, the proposed structure had the potential benefit to grow the assets in the Fund and benefit Shareholders as the Acquiring Fund grows.

•
Differences in Distribution and Shareholder Servicing Arrangements. The Board considered the differences in distribution and shareholder service arrangements between the Acquiring Fund and Target Fund.  Investor Class shares of the Target Fund and Investor Class shares of the Acquiring Fund both have a Rule 12b-1 fee of 0.25% and 0.10%, respectively; however, Institutional Class shares of the Target Fund do not have any 12b-1 fee and would be subject to an ongoing 0.10% 12b-1 fee following the Reorganization. In addition, the Investor Class shares of the Acquiring Fund do not have a shareholder servicing fee, which may equal up to 0.15% for the Target Fund’s Investor Class and Institutional Class shares operating expenses;

•
The Structure of the Academy Trust and the Acquiring Fund.  The Board considered the Adviser’s authority to function as a “manager of managers” pursuant to an exemptive order (the “Order”) from the SEC.  The Board noted that the Order permits Innovator, as the adviser to the Acquiring Fund, and subject to the approval of the Academy Board, including a majority of the Academy Board members who are “Independent Trustees” under the 1940 Act, to hire or replace unaffiliated sub-advisors and to modify any existing or future sub-advisory agreement with an unaffiliated sub-advisor such as McKinley without shareholder approval.

The Board noted that use of the Order provides Innovator and the Academy Board with increased flexibility to recommend, supervise, evaluate, and change sub-advisors without incurring the significant delay and expense associated with obtaining prior shareholder approval. Innovator currently monitors the performance of McKinley as sub-advisor to the Acquiring Fund and is responsible for recommending to the Academy Board whether its sub-advisory agreement should be renewed or terminated.

•
Conflicts of Interest. The Board considered that McKinley and Innovator are subject to a conflict of interest in making their recommendation to the Board. In this regard, the Board received information regarding the terms of a “Fund Adoption Agreement” entered into between Innovator and McKinley, pursuant to which McKinley and Innovator have agreed to equally bear the costs of the solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to Target Fund Shareholders all materials relating to this Proxy Statement/Prospectus and soliciting Target Fund Shareholder votes, as well as the conversion costs associated with the Reorganization. The Board also considered that McKinley had a conflict of interest in that if the Reorganization were consummated, it would no longer be required to subsidize the Fund to maintain a competitive expense ratio and that Innovator had a conflict of interest in that it as the investment advisor, would be paid additional advisory fees on the Target Funds’ existing asset base.

•	Tax Consequences. The Board considered that the Reorganization is expected to be free from adverse U.S. federal income tax consequences.

•
Other Alternatives. The Board considered several alternatives to the Reorganization, including the potential liquidation of the Target Fund. After considering the merits and viability these other alternatives, the Board concluded that the possible alternatives were less desirable than the Reorganization as the Reorganization would provide shareholders with the options of (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization or (ii) redeeming their investment in the Target Fund, which may have tax consequences for them. The Board noted that liquidating the Target Fund would provide shareholders with only one option that may have adverse tax consequences for them. The Board further considered that McKinley did not feel that it was economically prudent for it to continue to subsidize the Target Fund’s expenses over the long term given the fact that it had determined not to expend the significant resources necessary to further develop its mutual fund distribution capabilities.

Based on the foregoing and additional information presented at the Board meeting discussed above, the PMP Board determined that the Reorganization is the best alternative for the Target Fund at this time and is in the best interests of the Target Fund and its Shareholders. The Board approved the Reorganization and is recommending that Shareholders vote “FOR” the approval of the Reorganization, including the Plan, the form of which is attached to this Proxy Statement/Prospectus in Appendix A.

The Academy Board has also determined that (i) participation in the Reorganization is in the best interest of the Acquiring Fund; and (ii) the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.

THE PROPOSED REORGANIZATION

Agreement and Plan of Reorganization

If approved by Target Fund Shareholders, the Reorganization of the Target Fund into the Acquiring Fund is expected to occur upon the opening of business on [January 29], 2016, or such other date as the parties may agree.

The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Appendix A to this Proxy Statement/Prospectus.

The Plan provides that the Target Fund will convey to the Acquiring Fund all of its assets and all of its liabilities (known or unknown, absolute, accrued, contingent or otherwise) as of the Closing Date.  In consideration, the Acquiring Fund will deliver to the Target Fund full and fractional Acquiring Fund Shares having an aggregate NAV equal to the aggregate value of the net assets of the applicable share class of the Target Fund, as determined pursuant to the terms of the Plan.  Immediately after the transfer of its assets and all of its liabilities, the Target Fund will distribute to its shareholders of record the Acquiring Fund Shares received by the Target Fund, determined as of 4:00 p.m., Eastern time, on the Valuation Date, equal in value to the aggregate value of their Target Fund shares immediately prior to the Reorganization.  Subsequently, the Target Fund will completely liquidate.

The NAV per share of each class of the Target Fund, and the value of the Target Fund’s total net assets, will be computed in accordance with the valuation procedures set forth in the Target Fund Prospectus.  The NAV per share of the Acquiring Fund Shares will be computed in accordance with the valuation procedures set forth in the Acquiring Fund Prospectus.  Generally, the procedures Academy Trust uses to value the securities of the Acquiring Fund are very similar to the procedures used by PMP to value the securities of the Target Fund.  The total value of your holdings should not change as a result of the Reorganization.

Until the business day immediately before the Valuation Date, Target Fund Shareholders will continue to be able to redeem their shares.  Redemption requests received after the business day immediately before the Valuation Date will be treated as requests received by the Acquiring Fund on the Closing Date for the redemption of its shares.

The Plan contains a number of representations and warranties made by PMP to the Academy Trust related to, among other things, its legal status, compliance with laws and regulations and financial position, and similar representations and warranties made by the Academy Trust to PMP.  The Plan contains a number of conditions precedent that must occur before either PMP or Academy Trust is obligated to proceed with the Reorganization.  These include, among others, that: (1) Target Fund Shareholders approve the Plan; and (2) both PMP and Academy Trust receive from Stradley, Ronon, Stevens & Young, LLP the tax opinion discussed below under “Federal Income Tax Consequences of the Reorganization.”

Under the Plan, PMP and the Academy Trust, on behalf of their respective Funds, may agree to terminate and abandon the Reorganization at any time before or after the approval of Target Fund Shareholders, or either PMP or the Academy Trust, on behalf of their respective Funds, may terminate and abandon the Reorganization if certain conditions required under the Plan have not been satisfied or if the Board determines it is no longer in the best interests of shareholders.

Approval of the Reorganization requires a 1940 Act Majority, which is the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less.  See the section of this Proxy Statement/Prospectus entitled “Voting Information” for more information.

If the Reorganization is approved, Target Fund Shareholders who do not wish to have their Target Fund shares exchanged for Acquiring Fund Shares as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization.  If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Description of the Securities to be Issued

Target Fund Shareholders will receive full and fractional Acquiring Fund Shares in accordance with the procedures provided for in the Plan. The number of Acquiring Fund Shares that Target Fund Shareholders will receive will be based on the relative NAVs of the Target Fund and Acquiring Fund Shares as of the Close of Business of the NYSE on the Valuation Date.  The Acquiring Fund Shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Each Acquiring Fund Share represents an equal proportionate interest with each other share of the Fund.  Neither PMP nor the Academy Trust holds annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of Trustees.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the Target Fund Shareholders as a direct result of the Reorganization pursuant to Sections 361(a), 357(a), 361(c)(1) and 354(a) of the Code;
•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization pursuant to Section 1032(a) of the Code;
•
the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

•
the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

•
the aggregate tax basis of the Acquiring Fund Shares to be received by a Target Fund Shareholder as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund pursuant to Section 358(a)(1) of the Code; and

•
the holding period of the Acquiring Fund Shares received by a Target Fund Shareholder as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing) pursuant to Section 1223(1) of the Code.

Neither the Target Fund nor the Acquiring Fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.  As a condition to Closing, Stradley, Ronon, Stevens & Young, LLP will render a favorable opinion to the Target Fund and Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and Acquiring Fund upon which Stradley, Ronon, Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, then generally the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each Target Fund Shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund Shares it received.

Final Dividend or Other Distributions.  Immediately prior to the Reorganization, the Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.  If a shareholder holds shares of the Target Fund in a nontaxable account, distributions with respect to those shares are not expected to be taxable to the shareholder if the amount distributed remains in the nontaxable account.

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any as of the Closing Date, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers, if any as of the Closing Date, of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. Under one such limitation, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Reorganization.  At May 31, 2015, the Target Fund did not have any aggregate capital loss carryovers and the Acquiring Fund had $2.8 million of aggregate capital loss carryovers, not subject to expiration under the Code.

Appreciation in Value of Investments. Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The tax unrealized appreciation(depreciation) in value of investments as a percentage of its net asset value at November 30, 2014 was 7.28% for the Target Fund compared to (1.68%) for the Acquiring Fund. As a result, shareholders of the Target Fund may receive less taxable distributions than they would have had the Reorganization not occurred.

General. You should consult your tax adviser regarding the effect to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

PRO FORMA CAPITALIZATION

The following tables show the capitalization of the Target Fund and Acquiring Fund as of May 31, 2015, and on a pro forma combined basis (unaudited) as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of Acquiring Fund Shares that would be exchanged for the shares of the Target Fund if the Reorganization were consummated on May 31, 2015, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

	McKinley Diversified Income Fund (Target Fund)	Innovator McKinley Income Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Innovator McKinley Income Fund (Acquiring Fund)
Net Assets
Institutional Class	$23,069,421
Investor Class	$968,694
Investor Class		$68,323,756		$92,361,871
NAV Per Share
Institutional Class	$19.44
Investor Class	$19.42
Investor Class		$19.34		$19.34
Shares Outstanding
Institutional Class	1,186,942
Investor Class	49,879
Investor Class		3,265,232		4,775,691

The table above assumes that the Reorganization occurred on May 31, 2015.  The table is for informational purposes only.  No assurance can be given as to how many Acquiring Fund Shares will be received by Target Fund Shareholders on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund Shares that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The Target Fund Prospectus contains additional information for the Target Fund, including the Target Fund’s financial performance under the heading, “Financial Highlights,” which is incorporated by reference herein in reliance upon the report of Tait, Weller & Baker LLP, an independent registered public accounting firm, given on their authority as experts in accounting and auditing, and are available free of charge upon request.  The Acquiring Fund Prospectus contains additional information regarding the Acquiring Fund’s financial performance under the heading “Financial Highlights,” which is incorporated by reference herein in reliance upon the report of Tait, Weller & Baker LLP, an independent registered public accounting firm, given on their authority as experts in accounting and auditing, and are available free of charge upon request.  In addition, Appendix B to this Proxy Statement/Prospectus contains such audited “Financial Highlights” and the Acquiring Fund’s financial highlights for the six-month period ended May 31, 2015 (unaudited). Certain sections of the Target Fund’s and the Acquiring Fund’s most recent annual and semi-annual reports are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the PMP Board, on behalf of the Target Fund, to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to Target Fund Shareholders on or about [January 19], 2016.  Only Target Fund Shareholders of record as of the close of business on the Record Date, December 31, 2015, will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

•	By mail, with the enclosed Proxy Card;

•	In person at the Meeting;

•	By telephone; or

•	By Internet.

INSTRUCTIONS FOR VOTING BY TELEPHONE

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Call the toll-free number indicated on your Proxy Card.

3.	Have the Proxy Card available at the time of your call.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Go to the website indicated on your Proxy Card.

3.	Enter the control number found on the front of your Proxy Card.

4.	Follow the instructions on the website to cast your vote.

We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed Proxy Card.  Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.

Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to PMP’s secretary (the “Secretary”). To be effective, such revocation must be received by the Secretary prior to the Meeting. In addition, although mere attendance at the Meeting would not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the Trustees of the Target Fund and the Trustees of the Acquiring Fund, officers of PMP or Academy Trust, personnel of the Target Fund’s administrator or distributor, and personnel of the Target Fund’s transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[  ].  [It is expected that the solicitation will be primarily by mail.]  As the date of the Meeting approaches, however, certain Target Fund Shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from Target Fund Shareholders.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each Target Fund Shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Proxy Statement/Prospectus.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus.  The Solicitor representative will record the shareholder’s instructions on the Proxy Card.  [Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.]

If a Target Fund Shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the Proxy Card originally sent with this Proxy Statement/Prospectus, vote over the Internet or attend the Meeting in person.

The Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of McKinley or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

Quorum and Voting Requirements

Holders of forty percent of the total number of shares of the Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal.  Approval of the Proposal requires the affirmative vote of a 1940 Act Majority, as defined herein.  As a Target Fund Shareholder, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of the Target Fund as of the Record Date. You should be aware that the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will control the outcome of the vote.

Effect of Abstention and Broker “Non-Votes”

The Target Fund expects that, before the Meeting, broker-dealer firms holding shares of the Target Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners. If the broker-dealer firms do not receive instructions from their customers and beneficial owners and if the broker-dealer does not have discretionary authority to vote such shares, these shares represented by proxy will be considered broker non-votes. Any abstentions or broker non-votes will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for the Proposal.  Since such shares would not be voted in favor of the proposal, they would have the effect of counting as a vote AGAINST the proposal.

Adjournment

In the event that a quorum is not present at the Meeting, or if insufficient votes in favor of the Proposal are not received by the time of the Meeting, the Meeting will be adjourned to permit further solicitation of proxies. Any adjournment may be made with respect to any business which might have been transacted at the Meeting, and any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy.  When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to the Proposal, unless directed to vote AGAINST the proposed adjournment. As noted above, the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will ensure that a quorum is reached.

Other Matters

The PMP Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus.  The PMP Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

As a general matter, PMP does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of PMP’s shareholders should send the proposals to the Secretary of PMP at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so as to be received a reasonable time before the proxy solicitation for that meeting is made. Shareholder proposals that are submitted in a timely manner will not necessarily be included in the Target Fund’s proxy materials.  If the Reorganization of the Target Fund is approved by its shareholders, there will be no further meetings of Target Fund Shareholders.

Inclusion of such proposals is subject to limitations under the federal securities laws. A shareholder who wishes to make a proposal at a shareholder meeting without including the proposal in the Target Fund’s proxy statement must notify PMP or the Target Fund of such proposal within a reasonable time before the proxy solicitation for that meeting is made by directing such notice to the Secretary of PMP at the address set forth above. If a shareholder fails to give notice to PMP or the Target Fund within a reasonable time before the proxy solicitation is made, then the persons named as proxies by the Trustees for such meeting may exercise discretionary voting power with respect to any such proposal.

Record Date and Outstanding Shares

Target Fund

Only shareholders of record of the Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The total number of outstanding shares of the Target Fund as of the Record Date is [___________].

[As of such date, the officers and PMP Trustees in the aggregate beneficially owned less than 1% of the shares of the Target Fund.]

As of the Record Date, the persons who owned of record or beneficially 5% or more of the outstanding shares identified of the Target Fund are shown below.  [The percentage of the Acquiring Fund that would be owned by the below named Target Fund Shareholders upon consummation of the Reorganization is expected to remain substantially the same.]

[TO BE UPDATED AS OF RECORD DATE:]

Name and Address	Class	Percentage of Class Owned
Robert B. Gillam Revocable Trust 3301 C Street, Suite 500 Anchorage, AK 99503-3956	Institutional Class	[ ]%*
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1905	Institutional Class	[ ]%
McKinley Capital Management, LLC 3301 C Street, Suite 500 Anchorage, AK 99503-3956	Institutional Class	[ ]%
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1905	Investor Class	[ ]%
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Investor Class	[ ]%
U.S. Bank, NA Custodian Daniel F. Kubitz c/o McKinley Capital Management, LLC 3301 C Street, Suite 500 Anchorage, AK 99503-3956	Investor Class	[ ]%
Mary Dobrzynski TOD c/o McKinley Capital Management, LLC 3301 C Street, Suite 500 Anchorage, AK 99503-3956	Investor Class	[ ]%
U.S. Bank, NA Custodian Ronald E. Gower c/o McKinley Capital Management, LLC 3301 C Street, Suite 500 Anchorage, AK 99503-3956	Investor Class	[ ]%

*
You should be aware that the founder of McKinley has the voting authority of over 50% of the Target Fund’s outstanding shares (as of the Record Date), and such shares are expected to be voted in favor of the Proposal, which will control the outcome of the vote.

Acquiring Fund

The votes of the shareholders of the Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

[As of the Record Date, the officers and Academy Trustees in the aggregate beneficially owned less than 1% of the shares of the Acquiring Fund.]

As of the Record Date, the persons who owned of record or beneficially 5% or more of the outstanding shares identified of the Acquiring Fund Shares are shown below.

[TO BE UPDATED AS OF RECORD DATE:]

Name and Address	Class	Percentage of Class Owned
Charles Schwab & Co Inc. 211 Main Street San Francisco, CA 94105-1905	Investor Class	[ ]%
National Financial Services Corp. 200 Liberty Street New York, NY 10281-1003	Investor Class	[ ]%

WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

The Acquiring Fund and Target Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, the Target Fund and Acquiring Fund file reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Target Fund and Acquiring Fund and other registrants that file electronically with the SEC.

For more information with respect to the Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which accompanies this Proxy Statement/Prospectus: (i) see “Management of the Fund” for more information about the management of the Acquiring Fund; (ii) see “Shareholder Information” for more information about the purchase, redemption, exchange and pricing of shares of the Acquiring Fund; and (iii) see “Shareholder Information − Distributions and Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.

For more information with respect to the Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectus, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance Information” for more information about the performance of the Target Fund; (ii) see “Management of the Funds” for more information about the management of the Target Fund; (iii) see “Shareholder Information” for more information about the purchase, redemption and pricing of shares of the Target Fund; (iv) see “Distributions and Taxes” for more information about the Target Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Target Fund; and (vi) see “Financial Highlights” for more information about the Target Fund’s financial performance.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this [29th] day of [January], 2016 by and between Academy Funds Trust (“AFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, on behalf of its series, the Innovator McKinley Income Fund (the “Acquiring Fund”), and Professionally Managed Portfolios (“PMP”), a business trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 777 East Wisconsin Avenue, Milwaukee, WI 53202, on behalf of its series, the McKinley Diversified Income Fund  (the “Target Fund”).  Innovator Management LLC, a Delaware limited liability company, joins this Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by AFT, on behalf of the Acquiring Fund, of all of the assets of the Target Fund and the assumption of all the Target Fund’s liabilities (as described in Section 1(a) below) in exchange solely for full and fractional Class A shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Investor Shares and Institutional Shares of beneficial interest of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:

1.           Sale and Transfer of Assets, Assumption of Liabilities, and Liquidation and Dissolution of the Target Fund.

(a)           Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets (other than the assets of the Target Fund reserved for discharging its liabilities as described below in this paragraph), including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) (such assets hereinafter “Net Assets”).  The Target Fund shall use its commercially reasonable efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the Closing Date (as defined below), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; (ii) discharge its liabilities incurred in the normal course of business and consistent with its obligation to continue to pursue its investment objective and policies in accordance with the terms of its prospectus, and (iii) pay such contingent liabilities, if any, as the officers of the Target Fund shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books.  The Acquiring Fund shall assume and pay when due all obligations and liabilities of any kind whatsoever of the Target Fund existing on or after the Closing Date of the Reorganization, whether known or unknown, absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with the Agreement to be paid by persons as provided in Section 7 of this Agreement). If prior to the Closing Date any of the parties identify a liability that the parties mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of liabilities hereunder and shall be listed on a schedule of Excluded Liabilities to be signed by the parties at the Closing.

(b)           Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, AFT, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each Investor Shares and Institutional Shares of the Target Fund by the net asset value per share each of Class A shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Investor Shares and Institutional Shares, respectively, of the Target Fund as of 4:00 p.m., Eastern time, on the Closing Date.  The Acquiring Fund Shares delivered to the Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c)           Immediately following the Closing, the Target Fund shall distribute the Acquiring Fund Shares received by the Target Fund pursuant to this Section 1 to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholder as of 4:00 p.m., Eastern time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 4:00 p.m., Eastern time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the

Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(d)           At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(e)           All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.           Valuation.

(a)           The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 4:00 p.m., Eastern time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.

(b)           In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c)           All computations of value regarding the net asset value per share of the Acquiring and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.

3.           Closing and Closing Date.

The Closing shall take place at the principal office of AFT at 5:00 p.m., Eastern time, on [January 29], 2016 or such later date as the officers of Acquiring Fund and the Target Fund may mutually agree (the “Closing Date”).  The Target Fund shall have provided for delivery as of the Closing the Assets to be transferred to the account of the Acquiring Fund’s custodian, U.S Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212.  The Target Fund shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 4:00 p.m., Eastern time, on the Closing Date.  The Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of the Target Fund may reasonably request.

4.           Representations and Warranties.

4.1.           AFT, on behalf of the Acquiring Fund, represents and warrants that:

(a)           The Acquiring Fund is a series of AFT, which was organized as a Delaware statutory trust on October 17, 2007.  AFT is validly existing under the laws of the State of Delaware.  AFT is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)           AFT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Acquiring Fund does not have any options, warrants or other rights to subscribe for, or purchase, Acquiring Fund Shares, nor is there outstanding any security convertible into Acquiring Fund Shares.  The Acquiring Fund currently is divided into two classes of shares: Class A, which represent Acquiring Fund Shares, and Institutional Class shares of beneficial interest.  An unlimited number of shares of beneficial interest of the Acquiring Fund has been allocated and designated to each class of the Acquiring Fund.

(c)           AFT, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AFT, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d)           The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2014, audited by Tait, Weller & Baker LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)           The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           AFT has elected to treat the Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

(g)           The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)           The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)           The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply, as amended, in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(j)           Since November 30, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(k)           On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(l)           All information to be furnished by AFT on behalf of the Acquiring Fund for use in preparing any registration statement, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(m)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by AFT, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(n)           There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against AFT, on behalf of the Acquiring Fund.  AFT, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o)           The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of AFT’s Board of Trustees.

(p)           The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.2.           The Target Fund represents and warrants that:

(a)           The Target Fund is a series of PMP, which was organized as a Massachusetts business trust on February 24, 1987 and is validly existing under the laws of the Commonwealth of Massachusetts.  PMP is duly registered under the 1940 Act as an open-end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)           PMP is authorized to issue an unlimited number of shares of beneficial interest, without par value.  Each outstanding share of the Target Fund is fully paid, non-assessable, and has full voting rights.  The Target Fund currently is divided into two classes of shares: Investor Shares and Institutional Shares of beneficial interest, which represent Target Fund Shares. An unlimited number of shares of beneficial interest of the Target Fund has been allocated and designated to each class of the Target Fund.

(c)           PMP, on behalf of the Target Fund, is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)           The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2014 audited by Tait, Weller & Baker LLP, the Target Fund’s Annual Report for the period ended November 30, 2014, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)           The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.

(f)           The Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Target Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g)           The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)           The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)           The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(j)           Since November 30, 2014, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(k)           On the Closing Date, all material Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(l)           All information to be furnished by the Target Fund for use in preparing any registration statement, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(m)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(n)           There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Fund.  The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(o)           The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Target Fund’s Board of Trustees, subject to approval of the Target Fund’s shareholders.

(p)           The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q)           At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(r)           The Target Fund will declare prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

5.           Covenants of AFT, on behalf of the Acquiring Fund, and Covenants of PMP, on behalf of the Target Fund.

5.1.           AFT, on behalf of the Acquiring Fund:

(a)           Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement become effective as promptly as practicable.

(b)           Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).

(c)           Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)           Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e)           Covenants that the Acquiring Fund Shares to be issued hereunder are not being issued for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.2.           PMP, on behalf of the Target Fund:

(a)           Shall provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting referred to below.

(b)           As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Target Fund shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

(c)           Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)           Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e)           Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(f)           Shall provide at the Closing:

(1)           A statement of the respective tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)           A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.

(4)           If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(g)           As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(h)           Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.

(i)           Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.

5.3.           AFT, on behalf of the Acquiring Fund, and PMP, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  AFT, on behalf of the Acquiring Fund, and PMP, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.           Conditions Precedent to be Fulfilled by AFT, on behalf of the Acquiring Fund, and by PMP, on behalf of the Target Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.

(b)           That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)           That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a meeting or any adjournment thereof.

(d)           The Target Fund shall have declared prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e)           That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f)           That there shall be delivered to the Target Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to AFT, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)           The Acquiring Fund is a series of AFT and that AFT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)           AFT is an open-end management investment company registered as such under the 1940 Act;

(3)           The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of AFT, on behalf of the Acquiring Fund;

(4)           The Plan is the legal, valid and binding obligation of AFT, on behalf of the Acquiring Fund, and is enforceable against AFT, on behalf of the Acquiring Fund, in accordance with its terms;

(5)           AFT, on behalf of the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(6)           Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by AFT, on behalf of the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AFT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of AFT.

(g)           That there shall be delivered to AFT, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to AFT from Paul Hastings, LLP, counsel to PMP (or local Massachusetts counsel, satisfactory to AFT, with respect to matters governed by the laws of the Commonwealth of Massachusetts), on behalf of the Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)           The Target Fund is a series of a validly existing business trust in good standing under the laws of the Commonwealth of Massachusetts;

(2)           The Target Fund is a open-end management investment company registered under the 1940 Act;

(3)           The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Fund; and

(4)           The Plan is the legal, valid and binding obligation of the Target Fund and is enforceable against the Target Fund in accordance with its terms.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Fund.

(h)           That there shall be delivered to PMP, on behalf of the Target Fund, and AFT, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to AFT, on behalf of the Acquiring Fund, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of AFT, on behalf of the Acquiring Fund, and PMP, on behalf of the Target Fund, with regard to matters of fact:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section

368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6)           The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code;

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

(i)           That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(k)           The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by AFT, on behalf of the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).

7.           Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be shared equally by Innovator Management LLC and McKinley Capital Management, LLC.

8.           Termination; Postponement; Waiver; Order.

(a)           Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund ) to the Closing, or the Closing may be postponed:

(1)           by mutual consent of AFT, on behalf of the Acquiring Fund, and PMP, on behalf of the Target Fund;

(2)           by PMP, on behalf of the Target Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met, or if the PMP Board determines it is no longer in the best interests of shareholders; or

(3)           by AFT, on behalf of the Acquiring Fund, if any conditions of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met, or if the AFT Board determines it is no longer in the best interests of shareholders.

(b)           If the transactions contemplated by the Plan have not been consummated by [March 31, 2016], the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of AFT and the Target Fund.

(c)           In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither AFT, the Acquiring Fund, PMP, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)           At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by AFT, on behalf of the Acquiring Fund, or by PMP, on behalf of the Target Fund if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to a Fund’s shareholders.

(e)           The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither AFT, the Acquiring Fund, PMP, the Target Fund, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)           If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Target Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Target Fund promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.

9.           Cooperation and Exchange of Information; Reporting Responsibility

(a)           AFT and PMP will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)           Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

(c)           After the Closing Date, the Target Fund shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Fund with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.           Liability of the Target Fund and the Acquiring Fund.

(a)           PMP, on behalf of the Target Fund acknowledges and agrees that all obligations of AFT, on behalf of the Acquiring Fund, under the Plan are binding only with respect to AFT, on behalf of the Acquiring Fund; that any liability of AFT, on behalf of the Acquiring Fund, under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that PMP, on behalf of the Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund, or any of them.

(b)           AFT, on behalf of the Acquiring Fund, acknowledges and agrees that all obligations of PMP, on behalf of the Target Fund, under the Plan are binding only with respect to the Target Fund; that any liability of the Target Fund under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Target Fund; and that AFT, on behalf of the Acquiring Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Fund, the trustees, officers, employees or agents of the Target Fund, or any of them.

11.           Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.           Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.           Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.           Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Academy Funds Trust, Attn: David Jacovini, 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, or the Target Fund, at Professionally Managed Portfolios, Attention: [_________], 777 East Wisconsin Avenue, Milwaukee, WI 53202, as the case may be.

15.           Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, AFT, on behalf of the Acquiring Fund, and PMP, on behalf of the Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

ACADEMY FUNDS TRUST, on behalf of INNOVATOR MCKINLEY INCOME FUND

By:	Name: Title:

PROFESSIONALLY MANAGED PORTFOLIOS, on behalf of MCKINLEY DIVERSIFIED INCOME FUND

By:	Name: Title:

With respect to Section 7 of the Plan only: INNOVATOR MANAGEMENT LLC

By:	Name: Title:

With respect to Section 7 of the Plan only: MCKINLEY CAPITAL MANAGEMENT, LLC

Name: Title:

APPENDIX B – ACQUIRING FUND SHARES’ FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Acquiring Fund Shares’ financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations).  The total returns in the table represent how much an investor in the Acquiring Fund would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions).  Certain information reflects financial results for a single Fund share.  The information has been audited by Tait, Weller & Baker LLP, whose report, along with the Acquiring Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request. The financial highlights included below for the six-month period ended May 31, 2015 is unaudited.

Innovator Matrix Income® Fund – Investor Class

Financial Highlights

	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014(7)	Year Ended December 31, 2013	From January 31, 2012 (Inception Date) to December 31, 2012
Per share operating performance (For a share outstanding throughout each period)
Net asset value, beginning of period	$19.72	$20.27	$19.28	$20.00
Operations:
Net investment income	0.60(6)	0.74(6)	1.02(6)	1.02
Net realized and unrealized gain/(loss)	(0.36)	(0.35)	0.95	(0.72)
Total from investment operations	0.24	0.39	1.97	0.30
Dividends and distributions to shareholders:
Dividends from net investment income	(0.62)	(0.78)	(0.94)	(1.02)
Dividends from net realized gains	—	—	(0.04)	—
Return of capital distributions	—	(0.16)	—	—
Total dividends and distributions	(0.62)	(0.94)	(0.98)	(1.02)
Change in net asset value for the period	(0.38)	(0.55)	0.99	(0.72)
Redemption fees per share	0.00(3)(6)	0.00(3)(6)	0.00(3)(6)	0.00(3)
Net asset value, end of period	$19.34	$19.72	$20.27	$19.28
Total return(4)	1.34%(2)	1.79%(2)	10.39%	1.48%(2)
Ratios/Supplemental Data
Net assets, end of period (000)	$63,148	$97,659	$104,097	$75,884
Ratio of net expenses to average net assets:
Before expense limitation arrangements(5)(8)	1.61%(1)	1.54%(1)	1.57%	1.68%(1)
After expense limitation arrangements(5)(8)	1.37%(1)	1.36%(1)	1.35%	1.35%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangements(5)	6.02%(1)	3.67%(1)	4.86%	6.05%(1)
After expense limitation arrangements(5)	6.26%(1)	3.85%(1)	5.08%	6.38%(1)
Portfolio turnover rate	13%	40%	91%	46%
(1) Annualized.
(2) Not annualized.
(3) Amount calculated is less than $0.005 per share.
(4) The total return calculation does not reflect the sales load imposed on the purchase of shares.
(5) Does not include expenses of investment companies in which the Fund invests.

B-1

(6) Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(7) The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(8) The ratio of expenses to average net assets includes interest expense and proxy expense where applicable.

B-2

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735
To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website www.proxyvote.com
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1-800-690-6903
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:	M98425-S40436	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY
The Board recommends that you vote FOR the proposed reorganization.		For	Against	Abstain
1.    To consider the approval of an Agreement and Plan of Reorganization (the "Plan") providing for:
(i) the acquisition by Academy Funds Trust, a Delaware statutory trust (the "Academy Trust"), on behalf of its series, the Innovator McKinley Income Fund (the "Acquiring Fund"), of all of the assets of both the Investor Class and Institutional Class shares of the Target Fund, in exchange solely for Investor Class shares of beneficial interest, no par value, of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Academy Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund; (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as practicable after the closing (the "Proposal").

		[ ]	[ ]	[ ]
2. To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.
Note: Please sign exactly as your name(s) appear(s) on the records of the Fund and date. If joint owners, each holder should sign this proxy. When signing as attorney, executor, administrator, trustee, guardian, or officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature [JOINT OWNERS]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Combined Proxy Statement/Prospectus is available at www.proxyvote.com.

M98425-S40436

McKINLEY DIVERSIFIED INCOME FUND
PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder indicated on the reverse side of this proxy (the "Fund") of McKinley Diversified Income Fund, hereby appoints [TBD], [TBD] and [TBD], or any of them, with full power of substitution, as proxies for the undersigned, to represent and cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Special Meeting of Shareholders of the Fund (the "Meeting") to be held at U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741, on [January 28, 2016], at 9:00 a.m., PST, and at any adjournments or postponements thereof. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus and revokes any proxy heretofore given with respect to the Meeting.

The votes entitled to be cast by the undersigned will be cast as instructed on the reverse side. If this proxy is executed but no instruction is given, the votes entitled to be cast by the undersigned will be cast "FOR" the proposal. The votes entitled to be cast by the undersigned will be cast in the discretion of the proxy holder on any other matter that may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated January [19], 2016

FOR THE REORGANIZATION OF

McKinley Diversified Income Fund
(A series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963

into

Innovator McKinley Income Fund
(A series of Academy Funds Trust)

325 Chestnut Street, Suite 512
Philadelphia, PA 191061-877-386-3890

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus.  A combined proxy statement/prospectus dated January [19], 2016 (the “Proxy Statement/Prospectus”) relating to the above referenced matter may be obtained from the McKinley Diversified Income Fund by writing to the Fund at the address shown above, calling the Fund at 1-888-458-1963 or on the Fund’s website at www.mckinleycapitalfunds.com.  This Reorganization SAI should be read in conjunction with such Proxy Statement/Prospectus.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization (the “Plan”).

TABLE OF CONTENTS

Page
General Information	2
Incorporation of Documents by Reference into the Reorganization SAI	3
Pro Forma Financial Information	3

GENERAL INFORMATION

This Reorganization SAI and the Proxy Statement/Prospectus are related to the reorganization of the McKinley Diversified Income Fund (the “Target Fund”), a series of Professionally Managed Portfolios (“PMP”), into the Innovator McKinley Income Fund (the “Acquiring Fund”), a series of the Academy Funds Trust (the “Academy Trust”), which involves (1) the transfer of all of the assets of both the Investor Class and  Institutional Class shares of the Target Fund and all of the liabilities of the Target Fund to the Acquiring Fund; (2) the issuance of Investor Class shares of beneficial interest by the Acquiring Fund (the “Acquiring Fund Shares”) to the Target Fund equal in value to the aggregate net asset values of the Investor Class and Institutional Class shares of the Target Fund (the “Target Fund Shares”) as of the close of business of the New York Stock Exchange on the Valuation Date (as defined in the Plan), determined pursuant to the terms of the Plan; (3) the opening of accounts by the Acquiring Fund for the Target Fund shareholders, the crediting of Target Fund shareholders, in exchange for their Target Fund Shares, with that number of full and fractional Acquiring Fund Shares that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ Target Fund Shares at the time of the reorganization; and (4) the liquidation and dissolution of the Target Fund (the “Reorganization”).  The Reorganization will be effected pursuant to the terms and conditions of the Plan. The Target Fund and the Acquiring Fund are collectively referred to as the “Funds.”

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE REORGANIZATION SAI

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference herein and accompany this Reorganization SAI:

•	The Statement of Additional Information for the Target Fund, dated March 27, 2015, as supplemented to date (previously filed on EDGAR, Accession No. 0000894189-15-001535).

•	The Statement of Additional Information for the Acquiring Fund, dated March 30, 2015, as supplemented to date (previously filed on EDGAR, Accession No. 0001137439-15-000051).

•
The audited financial statements and the related report of the independent registered public accounting firm included in the Target Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2014 (previously filed on EDGAR, Accession No. 0000898531-15-000049).  No other parts of the Annual Report are incorporated herein by reference.

•
The audited financial statements and the related report of the independent registered public accounting firm included in the Acquiring Fund’s Annual Report to Shareholders for the fiscal period ended November 30, 2014 (previously filed on EDGAR, Accession No. 0000898531-15-000045).  No other parts of the Annual Report are incorporated herein by reference.

•
The unaudited financial statements included in the Target Fund’s Semi-Annual Report to Shareholders for the six month period ended May 31, 2015 (previously filed on EDGAR, Accession No. 0000898531-15-000326).  No other parts of the Semi-Annual Report are incorporated herein by reference.

•
The unaudited financial statements included in the Acquiring Fund’s Semi-Annual Report to Shareholders for the six month period ended May 31, 2015 (previously filed on EDGAR, Accession No. 0000898531-15-000340).  No other parts of the Semi-Annual Report are incorporated herein by reference.

 PRO FORMA FINANCIAL INFORMATION

Under the Plan, the Target Fund is proposed to be reorganized into the Acquiring Fund. The Target Fund will be the accounting survivor for financial reporting purposes.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended May 31, 2015. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

The Reorganization’s primary purpose is to provide the Target Fund access to the Academy Trust’s larger distribution platform, which could provide potential asset growth opportunities, greater efficiencies and economies of scale that could benefit the Target Fund and its shareholders.  In addition, Target Fund shareholders would have the opportunity to experience continuity in portfolio management by McKinley Capital Management, LLC (“McKinley”) in a mutual fund that has similar investment objectives and substantially the same investment strategies and policies.  McKinley, the investment adviser to the Target Fund, has served as the sole subadviser of the Acquiring Fund, and the same portfolio managers that currently manage the Target Fund have been the sole portfolio managers of the Acquiring Fund, since July 13, 2015.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended May 31, 2015, has been prepared to give effect to the proposed Reorganization pursuant to the Plan as if it had been consummated on June 1, 2014.

Basis of Pro Forma Financial Information

On November 16-17, 2015, the Board of Trustees of PMP approved the proposed Reorganization of the Target Fund with and into the Acquiring Fund.  The Reorganization is proposed to be accomplished by the acquisition of the assets of the Investor Class and Institutional Class of the Target Fund and the assumption of all of the Target Fund’s liabilities by the Acquiring Fund in exchange for Acquiring Fund Shares.  The Acquiring Fund Shares would then be distributed pro rata to the shareholders of the Target Fund, and the Target Fund would be liquidated and dissolved.  The Acquiring Fund Shares to be issued to the Target Fund shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Acquiring Fund receives from the corresponding class of Target Fund Shares, as determined pursuant to the terms of the Plan.  All Acquiring Fund Shares to be delivered to the Target Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed.  All securities held by the Target Fund comply with the investment objectives, strategies, and restrictions of the Acquiring Fund at October 31, 2015.  The Reorganization is expected to be tax-free for federal income tax purposes.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Target Fund will be the accounting survivor of the Reorganization for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Acquiring Fund Shares
Target Fund Investor Class	Acquiring Fund Investor Class
Target Fund Institutional Class	Acquiring Fund Investor Class

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of May 31, 2015

The Table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Reorganization was completed as of May 31, 2015.

Target Fund Net Assets	Acquiring Fund Net Assets (Investor Class)	Pro Forma Combined Net Assets after Reorganization with Target Fund
$24,038,115	$68,323,756	$92,361,871

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Reorganization had taken place on June 1, 2014.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees	$42,337
Accounting, custody and administration fees1	$(64,397)
Transfer and disbursing agent fees2	$(28,607)
Professional fees3	$(30,146)
Trustee fees	$(5,789)

Distribution and/or service fees4	$(148,369)
Miscellaneous fees5	$(55,836)
Fee waiver/reimbursements6	$(149,637)
1	Administrative fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody and administrative services agreements.

2	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the transfer agency services agreement.

3      Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

4
The pro forma 12b-1 fees were adjusted to incorporate the new 12b-1 fee of the Acquiring Fund’s Investor Class that was reduced from 0.25% to 0.10% of average daily net assets, effective January 1, 2016.

5      Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

6
During the twelve-month period ended May 31, 2015, Innovator Management LLC (“Innovator”), the investment adviser to the Acquiring Fund, and McKinley, the investment adviser to the Target Fund, agreed to limit operating expenses of the Acquiring Fund and Target Fund, respectively, in order to limit each Fund’s average expenses for the year.  The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the expense limitation agreements in effect during the period.

Accounting Policy

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Reorganization Costs

The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization, will be borne equally by Innovator and McKinley.

Capital Loss Carryovers

As of the Target Fund's fiscal year ended November 30, 2014, the Target Fund did not have any aggregate capital loss carryovers.  Since that time, as of May 31, 2015, the Target Fund did not incur any aggregate capital loss carryovers. As of the Acquiring Fund's fiscal year ended November 30, 2014, the Acquiring Fund had unused aggregate capital loss carryovers of $1,800,518 not subject to expiration under the International Revenue code of 1986, as amended (the “Code”).  Since that time, as of May 31, 2015, the Acquiring Fund incurred additional aggregate capital loss carryovers of  $1,029,078, resulting in total unused capital loss carryovers of $2,829,596.  The tax attributes, including capital loss carryovers, if any as of the closing date of the Reorganization, of the Target Fund move to the Acquiring Fund in the Reorganization.  The capital loss carryovers, if any as of the closing date of the Reorganization, of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Reorganization.

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)           Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust dated October 17, 2007 which is incorporated herein by reference to the Registrant’s initial Registrant Statement on Form N-1A filed with the SEC via EDGAR on October 19, 2007 (the “Initial Registration Statement”).

(b)   Investment Advisory Agreement between the Registrant, on behalf of Innovator Matrix Income® Fund, and Innovator Management LLC, as provided for in Section 7 of the Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on April 30, 2013 (“Post-Effective Amendment No. 12”);

(c)   Investment Advisory Agreement between the Registrant, on behalf of Innovator IBD® 50 Fund, and Innovator Management LLC, as provided for in Section 7 of the Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on December 19, 2014 (“Post-Effective Amendment No. 17”);

(d)           Distribution Agreement with respect to the Innovator Matrix Income® Fund between the Registrant and Quasar Distributors, LLC, as provided for in Section 7 of the Distribution Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on March 30, 2015 (“Post-Effective Amendment No. 19”).

(e)   Form of Distribution Agreement with respect to the Innovator IBD® 50 Fund between the Registrant and Quasar Distributors, LLC, as provided for in Article 7 of the Distribution Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 17;

(f)   Custody Agreement between the Registrant and U.S. Bank National Association as provided for in Article X, Section 10.01 of the Custody Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 19;

(g)           Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Fund Accounting Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 19;

(h)           Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 6 of the Fund Administration Servicing Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 19; and

(i)           Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 7 of the Transfer Agent Servicing Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 19.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)	Registrant’s Agreement and Declaration of Trust, dated as of October 17, 2007, is incorporated herein by reference to the Registrant’s Initial Registrant Statement.

(b)	Registrant’s Certificate of Trust, as filed with the State of Delaware on October 17, 2007, is incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)           Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Registrant’s By-laws, dated as of October 17, 2007, are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization of the Registrant, on behalf of the Registrant’s series, the Innovator McKinley Income Fund, and McKinley Diversified Income Fund, a series of Professionally Managed Portfolios, is filed herewith as Exhibit A to the Combined Proxy Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust. Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement

and Declaration of Trust are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(b)
By-Laws.  Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s By-laws are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement, dated December 7, 2011, between the Registrant, on behalf of Innovator Matrix Income® Fund, and Innovator Management LLC is incorporated herein by reference to Post-Effective Amendment No. 12.

(b)	Form of Investment Advisory Agreement between the Registrant, on behalf of Innovator IBD® 50 Fund, and Innovator Management LLC, is incorporated herein by reference to Post-Effective Amendment No. 17.

(c)
Sub-Advisory Agreement, dated December 7, 2011, between Innovator Management LLC and Trust & Fiduciary Management Services, Inc., relating to the Innovator Matrix Income® Fund, is incorporated herein by reference to Post-Effective Amendment No. 12.

(d)
Expense Limitation Letter Agreement, dated April 2, 2013, between Registrant and Innovator Management LLC, relating to the Innovator Matrix Income® Fund, is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on April 2, 2013.

(e)
Form of Sub-Advisory Agreement between Innovator Management LLC and Penserra Capital Management LLC, relating to the Innovator IBD® 50 Fund, is incorporated herein by reference to Post-Effective Amendment No. 19.

(f)
Form of Expense Limitation Letter Agreement between the Registrant and Innovator Management LLC, relating to the Innovator IBD® 50 Fund, is incorporated herein by reference to Post-Effective Amendment No. 17.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Distribution Agreement with respect to the Innovator Matrix Income® Fund, dated January 19, 2012, between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 19.

(b)	First Amendment, dated April 20, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 19.

(c)	Amendment, dated June 29, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 19.

(d)	Third Amendment, dated December 12, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 19.

(e)	Form of Distribution Agreement with respect to the Innovator IBD® 50 Fund between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 17.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custody Agreement, dated January 19, 2012, between the Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 19.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Rule 12b-1 Plan, dated December 7, 2011, with respect to the Innovator Matrix Income® Fund’s Class A shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on December 9, 2011.

(b)	Rule 12b-1 Plan, dated November 17, 2014, with respect to the Innovator IBD® 50 Fund is incorporated herein by reference to Post-Effective Amendment No. 19.

(c)	Multiple Class Plan with respect to the Innovator Matrix Income® Fund pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)	Fund Accounting Servicing Agreement, dated January 19, 2012, between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 19.

(b)	Fund Administration Servicing Agreement, dated January 19, 2012, between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 19.

(c)	Transfer Agent Servicing Agreement, dated January 19, 2012, between the Registrant and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 19.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm of Acquiring Fund is filed herewith as Exhibit EX-16.14.a.

(b)	Consent of Independent Registered Public Accounting Firm of Target Fund is filed herewith as Exhibit EX-16.14.b.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney are filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Joint Code of Ethics, dated June 9, 2008, of the Registrant and Adviser is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on April 30, 2009.

(b)	Code of Ethics, dated October 24, 2013, of Trust & Fiduciary Management Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19.

(c)	Code of Ethics, dated September 2014, of Penserra Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 19.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of Philadelphia and Commonwealth of Pennsylvania on this 18th day of December, 2015.
ACADEMY FUNDS TRUST

By:  /s/David Jacovini
David Jacovini
President

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature	Title	Date
Oliver St. Clair Franklin*	Trustee and Chairman	December 18, 2015
Oliver St. Clair Franklin

Russell R. Wagner*	Trustee	December 18, 2015
Russell R. Wagner

/s/David Jacovini	President, Treasurer and Trustee	December 18, 2015
David Jacovini

* By:  /s/David Jacovini
David Jacovini
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney filed herewith)

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered	EX-16.11.a
Consent of Independent Registered Public Accounting Firm of Acquiring Fund	EX-16.14.a
Consent of Independent Registered Public Accounting Firm of Target Fund	EX-16.14.b
Powers of Attorney	EX-16.16.a